                                      [GRAPHIC]

                                    ANNUAL REPORT



                                        [LOGO]
                                    NATIONS FUNDS




                    NATIONS CASH RESERVES
                    NATIONS TREASURY RESERVES
                    NATIONS GOVERNMENT RESERVES
                    NATIONS MUNICIPAL RESERVES


                    FOR THE YEAR ENDED APRIL 30, 1998

-----------------------------------------
     NOT FDIC-      MAY LOSE VALUE
                  -----------------------
     INSURED        NO BANK GUARANTEE
-----------------------------------------

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank N.A., is not a bank and the securities offered by it are not guaranteed by any bank or insured by the FDIC.

Nations Institutional Reserves Investment Adviser:  NationsBanc Advisors, Inc.

Nations Institutional Reserves Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

[LOGO]


DEAR SHAREHOLDER:

We are pleased to present the Annual Report for Nations Institutional Reserves (the "Portfolios"). We hope you will take a moment to review this report. It contains important financial information regarding your investment for the one-year period ended April 30, 1998.

ECONOMIC REVIEW
Economic statistics released during the first four months of 1998 suggest that the U.S. economy is on a course of steady growth with low inflation. While the financial turmoil in the Asian markets created volatility during the reporting period, the money market yield curve remained positively sloped. For the first quarter of 1998, real Gross Domestic Product increased by more than 4.2%, the Consumer Price Index rose about 2 tenths of one percent, and the Producer Price Index continued to post negative monthly results.

LOOKING AHEAD
The next several months will likely be dominated by news about the financial crisis in Asia and its impact on U.S. companies. We do not, however, expect the Asian financial crisis to cause U.S. market conditions to deteriorate. We believe the positive cyclical themes of 1997 -- moderate growth, low inflation and continued profit growth -- will remain intact for the year ahead. The Federal Open Market Committee will watch this situation as it develops, and assess the potential impact to the economy. As these economic and market conditions evolve, the Portfolios will be managed strategically to seek to capture relative value along the yield curve.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS
As a series of money market funds designed specifically for the needs of institutional investors, the Portfolios are managed daily to provide shareholders with access to the major sectors of the money market -- conveniently and cost-effectively.

We thank you for choosing the Portfolios to help pursue your short-term cash management needs.

Sincerely,

/s/ A. Max Walker                       /s/ Robert H. Gordan

A. Max Walker                           Robert H. Gordon
President and Chairman                  President, NationsBanc Advisors, Inc.
of the Board

April 30, 1998



MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00. INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

This report is submitted for the general information of Nations Institutional Reserves shareholders and must be preceded or accompanied by a current Nations Institutional Reserves prospectus.

Source for all statistical data -- TradeStreet Investment Associates, Inc.


STATEMENT OF NET ASSETS                                               NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                          Maturity
      Amount         NATIONS CASH RESERVES                                Date               Value
----------------------------------------------------------------------------------------------------
                     CERTIFICATES OF DEPOSIT - DOMESTIC - 3.2%
                     Bankers Trust Co. of New York:

    $35,000,000       5.990% . . . . . . . . . . . . . . . . . . .      06/25/98       $   34,997,984
     35,000,000       5.670% . . . . . . . . . . . . . . . . . . .      02/26/99           34,986,170
     23,500,000       5.770% . . . . . . . . . . . . . . . . . . .      04/28/99           23,471,014
     45,000,000       5.780% . . . . . . . . . . . . . . . . . . .      04/28/99           44,978,638

                     Morgan Guaranty Trust Co.,
     36,000,000       5.550% . . . . . . . . . . . . . . . . . . .      02/02/99           35,928,788
-----------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit - Domestic (Cost $174,362,594)        174,362,594
-----------------------------------------------------------------------------------------------------

                     CERTIFICATES OF DEPOSIT - EURO - 0.6% (Cost $35,000,000)
                     Abby National Treasury Service
     35,000,000       5.700% . . . . . . . . . . . . . . . . . . .      01/28/99           35,000,000
-----------------------------------------------------------------------------------------------------
                     CERTIFICATES OF DEPOSIT - YANKEE - 11.0%
                     ABN-Amro Bank, (New York),
     25,000,000       5.750% . . . . . . . . . . . . . . . . . . .      03/31/99           24,986,858

                     Bank Nationale de Paris, (New York),
     30,000,000       5.710% . . . . . . . . . . . . . . . . . . .      02/25/99           30,000,000

                     Bank of Tokyo Mitsubishi, (New York),
     25,000,000       5.800% . . . . . . . . . . . . . . . . . . .      05/11/98           25,000,000

                     Bayerische Landesbank AG, (New York),
     20,000,000       5.644%+ . . . . . . . . . . . . . . . . . . .      05/04/98++         19,997,512

                     Bayerische Vereinsbank, (New York),
     30,000,000       5.680% . . . . . . . . . . . . . . . . . . .      01/21/99           30,000,000

                     Comerica Bank,
     40,000,000       5.613%+ . . . . . . . . . . . . . . . . . . .      05/04/98++         39,996,650

                     Credit Agricole, (New York),
     40,000,000       5.750% . . . . . . . . . . . . . . . . . . .      04/01/99           39,982,423

                     Credit Suisse, First Boston Corp.,
     20,000,000       5.800% . . . . . . . . . . . . . . . . . . .      10/14/98           20,000,000

                     Society Generale, (New York):
     75,000,000       5.415%+ . . . . . . . . . . . . . . . . . . .      05/01/98++         74,982,934
     25,000,000       5.415%+ . . . . . . . . . . . . . . . . . . .      05/01/98++         24,994,222

                     Society Generale, (New York),
     20,000,000       5.950% . . . . . . . . . . . . . . . . . . .      10/21/98           19,995,470

                     National Bank of Canada, (New York):
     20,000,000       6.140% . . . . . . . . . . . . . . . . . . .      06/05/98           19,999,615
     20,000,000       5.940% . . . . . . . . . . . . . . . . . . .      12/03/98           20,000,000
     30,000,000       5.640% . . . . . . . . . . . . . . . . . . .      01/05/99           30,000,000

                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                           Maturity
      Amount         NATIONS CASH RESERVES                                 Date             Value
-----------------------------------------------------------------------------------------------------
                     CERTIFICATES OF DEPOSIT - YANKEE (CONTINUED)
                     Society Generale, (New York):
 $   20,000,000       5.880% . . . . . . . . . . . . . . . . . . .      07/22/98       $   19,998,281
     25,000,000       5.700% . . . . . . . . . . . . . . . . . . .      02/26/99           24,992,099
     16,250,000       5.700% . . . . . . . . . . . . . . . . . . .      03/23/99           16,243,048
     29,000,000       5.800% . . . . . . . . . . . . . . . . . . .      03/31/99           28,988,329
     30,000,000       5.750% . . . . . . . . . . . . . . . . . . .      04/16/99           29,985,636
     30,000,000       5.800% . . . . . . . . . . . . . . . . . . .      04/28/99           29,985,630

                     Westdeutsche Landesbank, (New York),
     35,000,000       5.680% . . . . . . . . . . . . . . . . . . .      01/25/99           35,000,000
-----------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit - Yankee (Cost $605,128,707)          605,128,707
-----------------------------------------------------------------------------------------------------

                     COMMERCIAL PAPER - 36.3%
                     AON Corp.:
     11,000,000       Discount note. . . . . . . . . . . . . . . .      05/07/98           10,989,843
     16,600,000       Discount note. . . . . . . . . . . . . . . .      05/26/98           16,535,906
     14,495,000       Discount note. . . . . . . . . . . . . . . .      06/25/98           14,372,537
     27,883,000       Discount note. . . . . . . . . . . . . . . .      07/08/98           27,593,327
     31,979,000       Discount note. . . . . . . . . . . . . . . .      07/22/98           31,576,917

                     Bankers Trust Co. of New York,
     20,000,000       Discount note. . . . . . . . . . . . . . . .      11/24/98           19,368,650

                     Beta Finance Corp. Inc.,
      7,000,000       Discount note(a) . . . . . . . . . . . . . .      09/24/98            6,845,564

                     BTAB Holdings Funding Corp.:
     30,000,000       Discount note. . . . . . . . . . . . . . . .      12/15/98           28,956,900
     30,000,000       Discount note. . . . . . . . . . . . . . . .      01/21/99           28,769,958

                     Burmah Castrol Finance PLC,
     11,000,000       Discount note(a) . . . . . . . . . . . . . .      05/18/98           10,970,599

                     Concord Minutemen Capital Co., L.L.C.:
     30,000,000       Discount note(a) . . . . . . . . . . . . . .      05/14/98           29,939,875
     31,805,000       Discount note(a) . . . . . . . . . . . . . .      06/16/98           31,580,262
     23,691,000       Discount note(a) . . . . . . . . . . . . . .      06/17/98           23,520,267
     13,000,000       Discount note(a) . . . . . . . . . . . . . .      10/07/98           12,685,931

                     Countrywide Home Loan, Inc.:
     35,000,000       Discount note. . . . . . . . . . . . . . . .      05/19/98           34,902,700
     14,648,000       Discount note. . . . . . . . . . . . . . . .      05/20/98           14,605,094
    121,400,000       Discount note. . . . . . . . . . . . . . . .      05/29/98          120,875,568

                     Edison Securitization, L.L.C.:
     50,347,000       Discount note(a) . . . . . . . . . . . . . .      05/19/98           50,208,042
      7,000,000       Discount note(a) . . . . . . . . . . . . . .      07/10/98            6,925,003

                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                           Maturity
      Amount         NATIONS CASH RESERVES                                 Date             Value
-----------------------------------------------------------------------------------------------------
                     COMMERCIAL PAPER (CONTINUED)
                     Finova Capital Corp.:
 $   30,000,000       Discount note. . . . . . . . . . . . . . . .      06/11/98       $   29,811,058
     25,000,000       Discount note. . . . . . . . . . . . . . . .      06/17/98           24,819,833
     25,000,000       Discount note. . . . . . . . . . . . . . . .      06/22/98           24,800,306
     20,000,000       Discount note. . . . . . . . . . . . . . . .      06/29/98           19,818,083

                     General Motors Corp.:
     37,600,000       Discount note. . . . . . . . . . . . . . . .      05/28/98           37,443,208

                     Honeywell Inc.,
    250,000,000       Discount note. . . . . . . . . . . . . . . .      05/01/98          250,000,000

                     International Securitization Corp.:
     50,000,000       Discount note(a) . . . . . . . . . . . . . .      05/15/98           49,891,889
     16,075,000       Discount note(a) . . . . . . . . . . . . . .      05/27/98           16,010,682
     20,000,000       Discount note(a) . . . . . . . . . . . . . .      07/09/98           19,789,550
     47,000,000       Discount note(a) . . . . . . . . . . . . . .      08/20/98           46,195,713

                     Lehman Brothers Holdings Inc.:
     20,000,000       Discount note. . . . . . . . . . . . . . . .      05/01/98           20,000,000
     25,000,000       Discount note. . . . . . . . . . . . . . . .      05/29/98           24,891,111

                     Lexington Parker Capital Co., L.L.C.:
     51,076,000       Discount note(a) . . . . . . . . . . . . . .      05/27/98           50,873,259
     35,000,000       Discount note(a) . . . . . . . . . . . . . .      06/02/98           34,827,644
     31,823,000       Discount note(a) . . . . . . . . . . . . . .      07/09/98           31,486,923
     20,000,000       Discount note(a) . . . . . . . . . . . . . .      08/07/98           19,701,644
     13,930,000       Discount note(a) . . . . . . . . . . . . . .      08/14/98           13,706,540
     20,000,000       Discount note(a) . . . . . . . . . . . . . .      08/21/98           19,659,022

                     Mitsubishi International Corp.:
     40,000,000       Discount note. . . . . . . . . . . . . . . .      05/11/98           39,938,556
     15,000,000       Discount note. . . . . . . . . . . . . . . .      05/20/98           14,956,221
     20,000,000       Discount note. . . . . . . . . . . . . . . .      06/17/98           19,856,128
     28,000,000       Discount note. . . . . . . . . . . . . . . .      07/17/98           27,667,617
     34,000,000       Discount note. . . . . . . . . . . . . . . .      07/22/98           33,570,958

                     National Bank of Canada,
     20,000,000       Discount note. . . . . . . . . . . . . . . .      12/31/98           19,268,000

                     PHH Corp.,
    135,000,000       Discount note. . . . . . . . . . . . . . . .      05/15/98          134,705,533


                     Republic Industries Funding Corp.,
     15,000,000       Discount note. . . . . . . . . . . . . . . .      06/03/98           14,924,237

                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                           Maturity
      Amount         NATIONS CASH RESERVES                                 Date             Value
-----------------------------------------------------------------------------------------------------
                     COMMERCIAL PAPER (CONTINUED)
                     Safeco Corp.:
    $30,000,000       Discount note(a) . . . . . . . . . . . . . .      05/20/98       $   29,913,075
     50,000,000       Discount note(a) . . . . . . . . . . . . . .      06/10/98           49,692,778
     30,000,000       Discount note(a) . . . . . . . . . . . . . .      06/11/98           29,811,742
     16,000,000       Discount note(a) . . . . . . . . . . . . . .      07/22/98           15,798,827

                     Sumitomo Corp. of America:
     45,000,000       Discount note. . . . . . . . . . . . . . . .      05/06/98           44,964,653
     20,000,000       Discount note. . . . . . . . . . . . . . . .      07/29/98           19,724,100
     40,000,000       Discount note. . . . . . . . . . . . . . . .      08/12/98           39,362,544
     26,000,000       Discount note. . . . . . . . . . . . . . . .      09/09/98           25,473,016
     75,000,000       Discount note. . . . . . . . . . . . . . . .      09/30/98           73,242,500
     25,000,000       Discount note. . . . . . . . . . . . . . . .      10/07/98           24,384,979
     30,000,000       Discount note. . . . . . . . . . . . . . . .      10/21/98           29,194,108
      5,000,000       Discount note. . . . . . . . . . . . . . . .      12/11/98            4,828,267

                     WCP Funding, Inc.,
     40,000,000       Discount note(a) . . . . . . . . . . . . . .      05/22/98           39,871,200
-----------------------------------------------------------------------------------------------------
                      Total Commercial Paper (Cost $1,986,098,447)                      1,986,098,447
-----------------------------------------------------------------------------------------------------

                     CORPORATE OBLIGATIONS - 9.6%
                     Bankers Trust Co. of New York:
     40,000,000       5.430%+. . . . . . . . . . . . . . . . . . .      05/01/98++         39,995,993
      5,000,000       5.490%+. . . . . . . . . . . . . . . . . . .      05/01/98++          5,000,000

                     Bear Stearns & Co., Inc.:
     40,000,000       5.490%+. . . . . . . . . . . . . . . . . . .      05/01/98++         40,000,000
     40,000,000       5.636%+. . . . . . . . . . . . . . . . . . .      05/21/98++         40,000,000
     25,000,000       5.638%+. . . . . . . . . . . . . . . . . . .      07/21/98++         25,000,000

                     Goldman, Sachs & Co.,
     50,000,000       5.688%+. . . . . . . . . . . . . . . . . . .      06/26/98++         50,000,000

                     Lehman Brothers Holdings, Inc.:
     20,000,000       5.773%+. . . . . . . . . . . . . . . . . . .      05/05/98++         20,000,000
     70,000,000       5.716%+. . . . . . . . . . . . . . . . . . .      05/12/98++         70,000,000
     40,000,000       5.718%+. . . . . . . . . . . . . . . . . . .      06/23/98++         40,000,000
     50,000,000       5.550%+. . . . . . . . . . . . . . . . . . .      05/01/98++         50,000,000

                     Merrill Lynch & Co., Inc.:
     50,000,000       5.722%+. . . . . . . . . . . . . . . . . . .      05/05/98++         50,000,000
     25,000,000       5.730%+. . . . . . . . . . . . . . . . . . .      05/01/98++         25,000,000

                     Morgan Stanley Dean Witter & Co.,
     25,000,000       5.606%+. . . . . . . . . . . . . . . . . . .      07/15/98++         24,996,576

                            SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                           Maturity
      Amount         NATIONS CASH RESERVES                                 Date             Value
-----------------------------------------------------------------------------------------------------
                     CORPORATE OBLIGATIONS (CONTINUED)
                     PHH Corp.:
 $   30,000,000       5.722%+. . . . . . . . . . . . . . . . . . .      05/05/98++     $   30,000,000
     17,000,000       5.680%+. . . . . . . . . . . . . . . . . . .      09/25/98++         16,997,495
-----------------------------------------------------------------------------------------------------
                      Total Corporate Obligations (Cost $526,990,064). . . . . . . . .    526,990,064
-----------------------------------------------------------------------------------------------------

                     MEDIUM-TERM NOTES - 4.9%
                     CIT Group, Inc.,
     11,710,000      6.500%. . . . . . . . . . . . . . . . . . . .      07/13/98           11,721,635

                     CS First Boston Mortgage Capital, L.L.C.,
    140,000,000      5.973%+(a). . . . . . . . . . . . . . . . . .      07/01/98          140,000,000

                     Morgan Guaranty Trust Co.,
     30,000,000       5.965% . . . . . . . . . . . . . . . . . . .      06/22/98           29,998,571

                     Morgan (J.P.) Co.,
     20,000,000       5.750% . . . . . . . . . . . . . . . . . . .      03/10/99           20,000,000

                     PHH Corp.,
     39,000,000       5.986% . . . . . . . . . . . . . . . . . . .      08/12/98           38,998,459

                     Philip Morris Co.:
     15,000,000       7.375% . . . . . . . . . . . . . . . . . . .      02/15/99           15,176,053
     11,150,000       8.625% . . . . . . . . . . . . . . . . . . .      03/01/99           11,405,132
-----------------------------------------------------------------------------------------------------
                      Total Medium-Term Notes (Cost $267,299,850 . . . . . . . . . . .    267,299,850
-----------------------------------------------------------------------------------------------------

                     GUARANTEED INVESTMENT CONTRACTS - 7.3%
                     Commonwealth Life Insurance Co.,
     75,000,000       5.620%**+. . . . . . . . . . . . . . . . . .      05/01/98++         75,000,000

                     Jackson National Life Insurance Co.:
     50,000,000       5.790%**+. . . . . . . . . . . . . . . . . .      07/01/98++         50,000,000
     50,000,000       5.780%**+. . . . . . . . . . . . . . . . . .      10/27/98#          50,000,000

                     New York Life Insurance Co.,
    100,000,000       5.671%**+. . . . . . . . . . . . . . . . . .      05/07/98#         100,000,000

                     Peoples Security Life Insurance Co.,
     25,000,000       5.760%**+. . . . . . . . . . . . . . . . . .      10/27/98#          25,000,000

                     Travelers Insurance Co.:
     50,000,000       5.676%**+. . . . . . . . . . . . . . . . . .      07/14/98++         50,000,000
     50,000,000       5.672%**+. . . . . . . . . . . . . . . . . .      05/01/98++         50,000,000
-----------------------------------------------------------------------------------------------------
                      Total Guaranteed Investment Contracts (Cost $400,000,000). . . .    400,000,000
-----------------------------------------------------------------------------------------------------

                           SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                           Maturity
      Amount         NATIONS CASH RESERVES                                 Date             Value
-----------------------------------------------------------------------------------------------------
                      MUNICIPAL BOND - 0.7% (Cost $40,000,000)
                      Virginia (State of), Housing Development Authority,
 $   40,000,000       5.450%+. . . . . . . . . . . . . . . . . . .      05/06/98++     $   40,000,000
-----------------------------------------------------------------------------------------------------

                      TIME DEPOSITS - 1.4% (Cost $75,000,000)
                      Chase Manhattan Bank,
     75,000,000       5.500% . . . . . . . . . . . . . . . . . . .      05/01/98           75,000,000
-----------------------------------------------------------------------------------------------------

                      REPURCHASE AGREEMENTS - 21.4%
     40,000,000       Agreement with BT Alex Brown, Inc.,
                       5.550% dated 04/30/98 to be repurchased at $40,006,167
                       on 05/01/98, collateralized by $37,987,000 U.S. Government
                       Securities, 3.625% - 8.750% due
                       08/31/00 - 08/15/20 (value $40,817,068) . . . . . . . . . . .       40,000,000
    700,000,000       Agreement with BZW Securities Corp.,
                       5.580% dated 04/30/98 to be repurchased at $700,108,500
                       on 05/01/98 collateralized by $708,088,000
                       U.S. Government Agency Securities
                       0.000% - 8.250% due 05/13/98-02/13/08 (value $714,000,230). .      700,000,000
    100,000,000       Agreement with CS First Boston Corp.,
                       5.610% dated 04/30/98 to be repurchased at $100,015,583
                       on 05/01/98, collateralized by $106,254,000 Discount Commercial
                       Paper due 05/13/98-08/06/98 (value $105,483,401). . . . . . .      100,000,000
    185,000,000       Agreement with Goldman Sachs & Co., Inc.,
                       5.600% dated 04/30/98 to be repurchased at $185,028,778
                       on 05/01/98, collateralized by $191,088,000 Discount Commercial
                       Paper due 05/05/98 - 10/05/98 (value $189,209,159). . . . . .      185,000,000
     50,000,000       Agreement with JP Morgan Securities, Inc.,
                       5.550% dated 04/30/98 to be repurchased at $50,007,708
                       on 05/01/98, collateralized by $51,600,931 Discount Commercial
                       Paper due 07/27/98 - 10/26/98 (value $51,000,000) . . . . . .       50,000,000
    100,000,000       Agreement with Merrill Lynch & Co.,
                       5.600% dated 04/30/98 to be repurchased at $100,015,556
                       on 05/01/98, collateralized by $103,512,000 Discount Commercial
                       Paper due 05/01/98 - 05/27/98 (value $103,131,787). . . . . .      100,000,000
-----------------------------------------------------------------------------------------------------
                       Total Repurchase Agreements (Cost $1,175,000,000) . . . . . .    1,175,000,000
-----------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS (CONTINUED)                                    NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal
      Amount         NATIONS CASH RESERVES                                                  Value
-----------------------------------------------------------------------------------------------------
                      MONEY MARKET FUNDS - 3.4%
    123,000,559       AIM Liquid Asset Portfolio . . . . . . . . . . . . . . . . . .   $  123,000,557
     33,553,000       AIM Prime Fund . . . . . . . . . . . . . . . . . . . . . . . .       33,553,000
     29,392,000       Dreyfus Cash Management Plus Fund. . . . . . . . . . . . . . .       29,392,000
-----------------------------------------------------------------------------------------------------
                       Total Money Market Funds (Cost $185,945,557). . . . . . . . .      185,945,557
-----------------------------------------------------------------------------------------------------


                      TOTAL INVESTMENTS (Cost $5,470,825,219*) . . . . . . . . 99.8%   $5,470,825,219
-----------------------------------------------------------------------------------------------------

                      OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . .0.2%
                      Other assets . . . . . . . . . . . . . . . . . . . . . . . . .     $ 21,969,124
                      Dividends payable. . . . . . . . . . . . . . . . . . . . . . .       (9,766,802)
                      Investment advisory fee payable  . . . . . . . . . . . . . . .         (470,205)
                      Shareholder servicing and distribution fees payable. . . . . .         (455,573)
                      Accrued Trustees' fees and expenses  . . . . . . . . . . . . .         (131,070)
                      Custodian fees payable . . . . . . . . . . . . . . . . . . . .          (47,335)
                      Administration fees payable  . . . . . . . . . . . . . . . . .          (48,380)
                      Accrued expenses and other payables. . . . . . . . . . . . . .         (527,063)
-----------------------------------------------------------------------------------------------------
                      TOTAL OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . .       10,522,696
-----------------------------------------------------------------------------------------------------
                      NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .100.0%   $5,481,347,915
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


                      NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

                      Capital Class Shares:
                      ($3,051,559,014 DIVIDED BY 3,051,544,137 shares outstanding). .  $         1.00
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                      Liquidity Class Shares:
                      ($1,107,869,219 DIVIDED BY 1,107,863,820 shares outstanding). .  $         1.00
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                      Adviser Class Shares:
                      ($672,416,503 DIVIDED BY 672,413,228 shares outstanding) . . .   $         1.00
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                      Market Class Shares:
                      ($649,503,179 DIVIDED BY 649,500,010 shares outstanding) . . .   $         1.00
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                           SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1998


                      NATIONS CASH RESERVES
--------------------------------------------------------------------------------

     *    Aggregate cost for Federal tax purposes.
     **   Restricted security (Note 5).
     + Floating rate note. The interest rate shown reflects the rate currently in effect.
     ++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
     # Security subject to a demand feature which allows the Portfolio to put the security back to the issuer within 7 to 180 calendar days.
   (a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.


-----------------------------------------------------------------------------------------------------

                      AT APRIL 30, 1998, NET ASSETS CONSIST OF:
                      Accumulated net realized gain on investments sold. . . . . .     $       26,720
                      Paid-in capital. . . . . . . . . . . . . . . . . . . . . . .      5,481,321,195
-----------------------------------------------------------------------------------------------------
                      NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .    $5,481,347,915
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                           SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF NET ASSETS                                                NATIONS INSTITUTIONAL RESERVES

April 30, 1998

     Principal                                                         Maturity
      Amount          NATIONS TREASURY RESERVES                          Date                Value
-----------------------------------------------------------------------------------------------------
                     U. S. TREASURY NOTES - 12.5%
     $5,000,000       8.250% # . . . . . . . . . . . . . . . . . .      07/15/98       $    5,025,271
     30,000,000       6.250% # . . . . . . . . . . . . . . . . . .      07/31/98           30,040,830
     10,000,000       4.750% # . . . . . . . . . . . . . . . . . .      09/30/98            9,964,138
     20,000,000       6.000% # . . . . . . . . . . . . . . . . . .      09/30/98           20,028,044
     30,000,000       5.875% # . . . . . . . . . . . . . . . . . .      10/31/98           30,029,741
     45,000,000       5.875% # . . . . . . . . . . . . . . . . . .      01/31/99           45,131,005
     15,000,000       5.500% # . . . . . . . . . . . . . . . . . .      02/28/99           14,998,070
     30,000,000       6.375% . . . . . . . . . . . . . . . . . . .      04/30/99           30,223,161
-----------------------------------------------------------------------------------------------------
                       Total U.S. Treasury Obligations (Cost $185,440,260) . . . . .      185,440,260
-----------------------------------------------------------------------------------------------------

                      REPURCHASE AGREEMENTS - 95.3%
    209,000,000       Agreement with ABN AMRO Bank, Inc. (New York),
                       5.550% dated 04/30/98 to be repurchased at $209,032,221
                       on 05/01/98, collateralized by $639,747,000 U.S. Treasury
                       Strips Principal Only due 05/31/00 - 02/15/21
                       (value $213,180,218). . . . . . . . . . . . . . . . . . . . . .    209,000,000
     73,000,000       Agreement with Bear Stearns & Co., Inc.,
                       5.580% dated 04/30/98 to be repurchased at $73,011,315
                       on 05/01/98, collateralized by $72,749,024 GNMA,
                       6.500% -7.375% due 04/20/23 - 03/20/28
                       (value $74,738,963) . . . . . . . . . . . . . . . . . . . . . .     73,000,000
    367,000,000       Agreement with BT Alex Brown, Inc.,
                       5.550% dated 04/30/98 to be repurchased at $367,056,579
                       on 05/01/98, collateralized by $29,900,000 U.S. Treasury Bills, due 06/11/98; $45,852,000 U.S. Treasury Bonds, 6.250% - 8.875%
                       due 02/15/09 - 08/15/23; $283,170,000 U.S. Treasury Notes,
                       5.000% - 7.000% due 12/31/98 - 02/15/08 (value $374,489,976). .    367,000,000
    156,741,000       Agreement with CS First Boston Corp.,
                       Interest is payable monthly. The agreement is terminable by the
                       Portfolio daily. The final maturity of the agreement is 07/01/98, collateralized by $373,170,000 U.S. Treasury Strips
                       Principal Only, due 05/15/10 - 05/15/14 (value $162,259,408)##.    156,741,000
     42,000,000       Agreement with Goldman Sachs & Co.,
                       5.470% dated 04/30/98 to be repurchased at $42,006,382
                       on 05/01/98, collateralized by $44,202,076 GNMA
                       7.000% due 07/15/27 (value $42,846,510) . . . . . . . . . . . .     42,000,000
     73,000,000       Agreement with HSBC Securities, Inc.,
                       5.530% dated 04/30/98 to be repurchased at $73,011,214
                       on 05/01/98, collateralized by $71,915,000 U.S. Treasury Note,
                       7.125% due 02/29/00 (value $74,462,970) . . . . . . . . . . . .     73,000,000

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS TREASURY RESERVES                                                       Value
--------------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS (CONTINUED)
$  73,000,000       Agreement with J.P. Morgan & Co.,
                      5.570% dated 04/30/98 to be repurchased at $73,011,295 on
                      05/01/98, collateralized by $71,832,188 GNMA,
                      7.000% - 8.500% due 03/15/13 -04/15/28
                      (value $74,460,001). . . . . . . . . . . . . . . . . . . . . . . . .     $    73,000,000
   73,000,000       Agreement with Lehman Brothers Holdings, Inc.,
                      5.520% dated 04/30/98 to be repurchased at $73,011,193
                      on 05/01/98, collateralized by $72,114,965 GNMA,
                      6.500% - 9.500% due 10/15/11 - 08/20/27 (value $74,454,219). . . . .          73,000,000
   73,000,000       Agreement with Merrill Lynch & Co.,
                      5.530% dated 04/30/98 to be repurchased at $73,011,214
                      on 05/01/98, collateralized by $203,897,000 U.S. Treasury Strips
                      Principal Only due 11/15/11 - 02/15/17 (value $74,460,088) . . . . .          73,000,000
   50,000,000       Agreement with Morgan Stanley Group, Inc.,
                      5.530% dated 04/30/98 to be repurchased at $50,007,681
                      on 05/01/98, collateralized by $49,198,218 GNMA,
                      7.000% - 8.500% due 10/20/24 - 08/20/27 (value $51,455,706). . . . .          50,000,000
   73,000,000       Agreement with Salomon Smith Barney Holdings, Inc.,
                      5.570% dated 04/30/98 to be repurchased at $73,011,295
                      on 05/01/98, collateralized by $74,000,000 GNMA,
                      5.500 % - 12.000% due 09/15/98 - 02/15/27 (value $74,460,000). . . .          73,000,000
   73,000,000       Agreement with UBS Securities, Inc.,
                      5.560% dated 04/30/98 to be repurchased at $73,011,274
                      on 05/01/98, collateralized by $73,168,171 GNMA,
                      6.500% - 14.000% due 12/20/99 - 11/15/27 (value $74,460,054) . . . .          73,000,000
   73,000,000       Agreement with West Deutschlandesbank,
                      5.570% dated 04/30/98 to be repurchased at $73,011,295
                      on 05/01/98, collateralized by $74,049,900 GNMA,
                      7.000% due 11/20/24 (value $75,994,739). . . . . . . . . . . . . . .          73,000,000
--------------------------------------------------------------------------------------------------------------
                    Total Repurchase Agreements (Cost $1,408,741,000). . . . . . . . . . .       1,408,741,000
--------------------------------------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUNDS - 2.8%
  19,286,000        AIM Treasury Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .          19,286,000
  21,431,000        Dreyfus Treasury Cash Management Fund. . . . . . . . . . . . . . . . .          21,431,000
--------------------------------------------------------------------------------------------------------------
                      Total Money Market Funds (Cost $40,717,000). . . . . . . . . . . . .          40,717,000
                    TOTAL INVESTMENTS (Cost $1,634,898,260*). . . . . . . . . . . . 110.6%     $ 1,634,898,260
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


                    NATIONS TREASURY RESERVES
--------------------------------------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES (NET). . . . . . . . . . . . . . .(10.6)%
                    Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   1,991,782
                    Payable for reverse repurchase agreement . . . . . . . . . . . . . . .        (156,741,000)
                    Dividends payable. . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,833,332)
                    Shareholder servicing and distribution fees payable. . . . . . . . . .            (225,173)
                    Investment advisory fee payable. . . . . . . . . . . . . . . . . . . .            (138,741)
                    Accrued Trustees' fees and expenses. . . . . . . . . . . . . . . . . .             (48,952)
                    Custodian fees payable . . . . . . . . . . . . . . . . . . . . . . . .             (38,480)
                    Administration fee payable . . . . . . . . . . . . . . . . . . . . . .             (14,275)
                    Accrued expenses and other payables. . . . . . . . . . . . . . . . . .            (127,050)
--------------------------------------------------------------------------------------------------------------
                    TOTAL OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . . . . .        (157,175,221)
--------------------------------------------------------------------------------------------------------------
                    NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . 100.0%     $ 1,477,723,039
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    Capital Class Shares:
                    ($246,057,614 DIVIDED BY 246,062,945 shares outstanding) . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Liquidity Class Shares:
                    ($743,410,161 DIVIDED BY 743,424,376 shares outstanding) . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Adviser Class Shares:
                    ($222,760,213 DIVIDED BY 222,764,396 shares outstanding) . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Market Class Shares:
                    ($265,495,051 DIVIDED BY 265,500,010 shares outstanding) . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

      *   Aggregate cost for Federal tax purposes.
      #   Denotes securities subject to repurchase under reverse repurchase agreements as of April 30, 1998.
     ##   Security segregated as collateral for reverse repurchase agreement.
--------------------------------------------------------------------------------------------------------------

                    AT APRIL 30, 1998, NET ASSETS CONSIST OF:
                    Accumulated net realized loss on investments sold. . . . . . . . . . .     $       (27,840)
                    Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,477,750,879
--------------------------------------------------------------------------------------------------------------
                    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,477,723,039
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal                                                                     Maturity
     Amount         NATIONS GOVERNMENT RESERVES                                      Date           Value
--------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.6%
                    FEDERAL FARM CREDIT BANK (FFCB) NOTES - 1.9%
$   5,000,000         5.600% . . . . . . . . . . . . . . . . . . . . . . . . . . .   10/1/98   $     5,999,761
    6,000,000         5.700% . . . . . . . . . . . . . . . . . . . . . . . . . . .   11/3/98         5,000,936
--------------------------------------------------------------------------------------------------------------
                                                                                                    11,000,697
--------------------------------------------------------------------------------------------------------------

                    FEDERAL HOME LOAN BANK (FHLB) NOTES - 16.9%
   20,000,000         5.430% + . . . . . . . . . . . . . . . . . . . . . . . . . .    5/01/98++     20,000,000
   20,000,000         5.523% + . . . . . . . . . . . . . . . . . . . . . . . . . .    5/06/98++     19,996,751
    4,000,000         6.010% . . . . . . . . . . . . . . . . . . . . . . . . . . .   05/15/98        4,000,002
    3,000,000         5.820% . . . . . . . . . . . . . . . . . . . . . . . . . . .   06/16/98        2,999,852
    3,000,000         5.900% . . . . . . . . . . . . . . . . . . . . . . . . . . .   06/19/98        2,999,991
    5,000,000         5.720% . . . . . . . . . . . . . . . . . . . . . . . . . . .   07/07/98        5,002,242
   11,000,000         5.682% . . . . . . . . . . . . . . . . . . . . . . . . . . .   10/16/98       10,996,442
    5,000,000         5.579% . . . . . . . . . . . . . . . . . . . . . . . . . . .   01/27/99        4,998,840
    6,000,000         5.415% . . . . . . . . . . . . . . . . . . . . . . . . . . .   02/10/99        5,996,147
   10,000,000         5.570% . . . . . . . . . . . . . . . . . . . . . . . . . . .   03/09/99        9,996,912
    9,000,000         5.650% . . . . . . . . . . . . . . . . . . . . . . . . . . .   04/09/99        8,997,778
--------------------------------------------------------------------------------------------------------------
                                                                                                    95,984,957
--------------------------------------------------------------------------------------------------------------

                    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) NOTES - 1.3%
    7,666,000         Discount note. . . . . . . . . . . . . . . . . . . . . . . .   05/08/98        7,657,953
--------------------------------------------------------------------------------------------------------------

                    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) NOTES - 4.4%
    8,000,000         5.573% + . . . . . . . . . . . . . . . . . . . . . . . . . .   05/05/98++      7,996,032
    4,000,000         5.710% . . . . . . . . . . . . . . . . . . . . . . . . . . .   06/23/98        3,999,140
    5,000,000         5.660% . . . . . . . . . . . . . . . . . . . . . . . . . . .   11/20/98        4,996,412
    8,000,000         5.630% . . . . . . . . . . . . . . . . . . . . . . . . . . .   05/05/99        7,995,392
--------------------------------------------------------------------------------------------------------------
                                                                                                    24,986,976
--------------------------------------------------------------------------------------------------------------

                    STUDENT LOAN MARKETING ASSOCIATION (SLMA) NOTES - 5.1%
    8,000,000         5.263% + . . . . . . . . . . . . . . . . . . . . . . . . . .   05/05/98++      8,000,000
    4,000,000         5.850% . . . . . . . . . . . . . . . . . . . . . . . . . . .   06/10/98        3,999,693
   17,000,000         5.400% . . . . . . . . . . . . . . . . . . . . . . . . . . .   02/10/99       16,979,395
--------------------------------------------------------------------------------------------------------------
                                                                                                    28,979,088
--------------------------------------------------------------------------------------------------------------
                    Total U.S. Government Agency Obligations (Cost $168,609,671)                   168,609,671
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS GOVERNMENT RESERVES                                                     Value
--------------------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENTS - 69.7%
$ 11,000,000        Agreement with ABN-AMRO,
                      5.550% dated 04/30/98 to be repurchased at $11,001,696
                      on 05/01/98, collateralized by $13,626,000 U.S. Treasury Strips
                      Principal Only, due 05/15/98 - 11/30/02
                      (value $11,220,260). . . . . . . . . . . . . . . . . . . . . . . . .     $    11,000,000
  28,000,000        Agreement with Bear Stearns & Co., Inc.,
                      5.580% dated 04/30/98 to be repurchased at $28,004,340
                      on 05/01/98, collateralized by $29,360,770 GNMA,
                      7.000% - 7.375% due 04/20/24 - 03/15/28 (value $30,220,065). . . . .          28,000,000
 141,000,000        Agreement with BZW Securities Corp.,
                      5.580% dated 04/30/98 to be repurchased at $141,021,855 on
                      05/01/98, collateralized by $143,185,000 U.S. Government Agency
                      Securities, 0.000% - 8.150% due 05/11/98 - 04/23/03
                      (value $143,820,949) . . . . . . . . . . . . . . . . . . . . . . . .         141,000,000
 140,736,000        Agreement with CS First Boston Corp.,
                      5.570% dated 04/30/98 to be repurchased at $140,757,775
                      on 05/01/98, collateralized by $140,736,000 U.S. Government Agency
                      Securities 0.000% - 8.900% due 12/10/98 - 04/25/08
                      (value $146,094,916) . . . . . . . . . . . . . . . . . . . . . . . .         140,736,000
  28,000,000        Agreement with J.P. Morgan & Co.,
                      5.570% dated 04/30/98 to be repurchased at $28,004,332
                      on 05/01/98, collateralized by $27,719,619 GNMA, 7.500%
                      due 6/15/26 - 01/15/28 (value $28,560,000) . . . . . . . . . . . . .          28,000,000
  28,000,000        Agreement with Salomon Smith Barney, Inc.,
                      5.570% dated 04/30/98 to be repurchased at $28,004,332
                      on 05/01/98, collateralized by $34,014,840 GNMA, 5.500% -
                      8.500% due 08/15/08 - 12/15/27 (value $28,560,000) . . . . . . . . .          28,000,000
  19,000,000        Agreement with West Deutschlandesbank,
                      5.570% dated 04/30/98 to be repurchased at $19,002,940
                      on 05/01/98, collateralized by $19,271,330 GNMA, 7.000%
                      due 07/20/24 (value $19,681,114) . . . . . . . . . . . . . . . . . .          19,000,000
--------------------------------------------------------------------------------------------------------------
                      Total Repurchase Agreements (Cost $395,736,000). . . . . . . . . . .         395,736,000
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Shares         NATIONS GOVERNMENT RESERVES                                                     Value
--------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND - 2.0% (COST $11,323,000)
   11,323,000       Dreyfus Treasury Cash Management Fund. . . . . . . . . . . . . . . . .     $    11,323,000
--------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS (Cost $575,668,671*) . . . . . . . . . . . . .101.3%         575,668,671
--------------------------------------------------------------------------------------------------------------

                    OTHER ASSETS AND LIABILITIES (NET). . . . . . . . . . . . . . . (1.3)%
                    Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,769,043
                    Payable for investment securities. . . . . . . . . . . . . . . . . . .          (7,995,392)
                    Dividends payable. . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,151,789)
                    Shareholder servicing and distribution fees payable  . . . . . . . . .             (93,504)
                    Investment advisory fee payable  . . . . . . . . . . . . . . . . . . .             (51,886)
                    Accrued Trustees' fees and expenses  . . . . . . . . . . . . . . . . .             (20,030)
                    Custodian fees payable . . . . . . . . . . . . . . . . . . . . . . . .              (6,480)
                    Administration fee payable . . . . . . . . . . . . . . . . . . . . . .              (5,521)
                    Accrued expenses and other payables. . . . . . . . . . . . . . . . . .             (70,483)
--------------------------------------------------------------------------------------------------------------
                    TOTAL OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . . . . .          (7,626,042)
--------------------------------------------------------------------------------------------------------------
                    NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .  . . .100.0%     $   568,042,629
--------------------------------------------------------------------------------------------------------------

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    Capital Class Shares:
                    ($190,606,901 DIVIDED BY 190,607,352 shares outstanding) . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Liquidity Class Shares:
                    ($32,773,124 DIVIDED BY 32,773,194 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Adviser Class Shares:
                    ($70,163,919 DIVIDED BY 70,164,071 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Market Class Shares:
                    ($274,498,685 DIVIDED BY 274,500,010 shares outstanding) . . . . . . .            $   1.00

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

      *   Aggregate cost for Federal tax purposes
      +   Floating rate note.The interest rate shown reflects the rate currently in effect.
     ++   Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
--------------------------------------------------------------------------------------------------------------

                    AT APRIL 30, 1998, NET ASSETS CONSIST OF:
                    Accumulated net realized gain on investments sold. . . . . . . . . . .     $        (1,209)
                    Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . .         568,043,838
--------------------------------------------------------------------------------------------------------------
                    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   568,042,629
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS MUNICIPAL RESERVES                                                    Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES - 100.1%
                    ALABAMA - 5.6%
                    Alabama (State of), Housing Finance Authority Revenue,
                      (Multi-Family Housing-SKI III A), (AmSouth Bank of
                      Alabama LOC),
$   6,100,000         4.100% due 03/01/15++. . . . . . . . . . . . . . . . . . . . . . . .     $     6,100,000
                    Arab, Alabama, Industrial Development Board, IDR,
                      (Syncro Corp. Project), AMT,
                      (SouthTrust Bank of Alabama LOC),
    1,010,000         4.650% due 06/01/02++(a) . . . . . . . . . . . . . . . . . . . . . .           1,010,000
                    Foley, Alabama, Industrial Development Board, IDR,
                      (Vulcan Inc. Project),
                      (AmSouth Bank of Alabama LOC),
    1,600,000         4.300% due 12/01/00++(a) . . . . . . . . . . . . . . . . . . . . . .           1,600,000
                    North, Alabama, Environmental Improvement Authority, PCR,
                      (Reynolds Metals Co.), (Bank of Nova Scotia LOC),
      600,000         4.250% due 12/01/00+ . . . . . . . . . . . . . . . . . . . . . . . .             600,000
                    Phoenix (County of), Alabama, Industrial Development Board:
                      (Georgia Kraft Project), (Deutsche Bank A.G. LOC),
    3,000,000         4.200% due 12/01/15+ . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
                      (Mead Coated Board Project), (Toronto Dominion Bank LOC),
    1,100,000         4.300% due 06/01/28+ . . . . . . . . . . . . . . . . . . . . . . . .           1,100,000
                    Stevenson, Alabama, Industrial Development Board,
                      (Mead Corp. Project), (Credit Suisse First Boston LOC),
      500,000         4.250% due 11/01/16+ . . . . . . . . . . . . . . . . . . . . . . . .             500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,910,000
--------------------------------------------------------------------------------------------------------------

                    ARIZONA - 1.7%
                    Arizona (State of), Educational Loan Marketing Corp.,
                      Educational Loan Revenue, (Refunding Series A),
                      (Guaranteed Student Loans),
    3,250,000         6.550% due 03/01/99. . . . . . . . . . . . . . . . . . . . . . . . .           3,324,054
                    Pinal (County of), Arizona, Industrial Development Authority,
                      PCR, (Magma Copper Co. Project),
                      (Banque Nationale de Paris LOC),
    1,000,000         4.100% due 12/01/11+ . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,324,054
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS MUNICIPAL RESERVES                                                    Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    CALIFORNIA - 1.3%
                    California (State of), Higher Education Loan (Sallie Mae Insured),
$   2,000,000         4.000% due 07/01/98. . . . . . . . . . . . . . . . . . . . . . . . .     $     2,000,000
                    San Diego, California, IDR,  . . . . . . . . . . . . . . . . . . . . .
                      (Kaiser Aerospace and Electrical Project), Series A, AMT,
                      (ABN-AMRO Bank LOC),
    1,200,000         4.100% due 10/01/07++. . . . . . . . . . . . . . . . . . . . . . . .           1,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,200,000
--------------------------------------------------------------------------------------------------------------

                    COLORADO - 4.6%
                    Colorado (State of), Health Facilities Authority Revenue,
                      (Goodwill Industries), (Bank One of Denver LOC),
    1,485,000         4.150% due 12/01/04++(a) . . . . . . . . . . . . . . . . . . . . . .           1,485,000
                    Colorado (State of), Post Secondary Educational Authority,
                      Economic Development Revenue, (U.S. Swimming),
                      (Banc One of Denver LOC),
    1,340,000         4.150% due 06/01/11++(a) . . . . . . . . . . . . . . . . . . . . . .           1,340,000
                    Colorado (State of), Student Obligation Authority,
                      Student Loan Revenue, (Student Loan Marketing Association LOC):
                      Series C,
    3,600,000         4.000% due 08/01/00++. . . . . . . . . . . . . . . . . . . . . . . .           3,600,000
                      AMT, Series B,
    2,000,000         4.100% due 07/01/20++. . . . . . . . . . . . . . . . . . . . . . . .           2,000,000
                    Larimer (County of), Colorado,  IDR,
                      (Ultimate Support System Project), Series A,
                      (Bank One of Denver LOC),
    1,095,000         4.150% due 06/01/10++(a) . . . . . . . . . . . . . . . . . . . . . .           1,095,000
                    Pitkin (County of) Colorado,  IDR,
                      (Aspen Skiing Co., Project-Series A),
                      (First National Bank of Chicago LOC),
    2,000,000         4.250% due 04/01/16+(a). . . . . . . . . . . . . . . . . . . . . . .           2,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    11,520,000
--------------------------------------------------------------------------------------------------------------

                    DELAWARE - 1.2%
                    Delaware State, Economic Development Authority, IDR, (Star Enterprise),
                      (Delaware Clean Power Project), Series C, (Canadian Imperial Bank
                      LOC), AMT,
    3,000,000         4.200% due 08/01/29 +. . . . . . . . . . . . . . . . . . . . . . . .           3,000,000
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS MUNICIPAL RESERVES                                                    Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    DISTRICT OF COLUMBIA - 0.8%
                    District of Columbia, GO, (Georgetown University), Series D,
                      (Bayerische Landesbank LOC),
$   2,100,000         4.050% due 04/01/17++. . . . . . . . . . . . . . . . . . . . . . . .      $    2,100,000
--------------------------------------------------------------------------------------------------------------
                    FLORIDA - 6.4%
                    Brevard (County of), Florida, Multi-family Housing Authority Revenue,
                      (Malabar Lakes & Park Village), Series A,
                      (First Bank, Minneapolis LOC),
    2,775,000         4.200% due 12/01/10++. . . . . . . . . . . . . . . . . . . . . . . .           2,775,000
                    Florida Housing Finance Agency:
                      (Southpoint-Multifamily), (Chase Manhattan LOC),
    1,750,000         3.850% due 11/01/98++. . . . . . . . . . . . . . . . . . . . . . . .           1,750,000
                      (FLTF - Multi-family- Lake-RMK) (SouthTrust Bank of Alabama LOC),
    1,700,000         4.450% due 06/01/07++. . . . . . . . . . . . . . . . . . . . . . . .           1,700,000
                    Fort Walton Beach, Florida, I IDR,
                      (Burton Golf Inc. Project), AMT, (Columbus Bank & Trust Co. LOC),
    1,925,000         4.400% due 10/01/11++. . . . . . . . . . . . . . . . . . . . . . . .           1,925,000
                    Indian River (County of), Florida, Hospital District Revenue,
                      (Kredietbank N.V. LOC),
    7,000,000         4.100% due 10/01/15++. . . . . . . . . . . . . . . . . . . . . . . .           7,000,000
                    Orange (County of), Florida, Health Facilities Authority Revenue,
                      (Mayflower Retirement Community Project), (Rabobank
                      Nederland LOC),
      900,000         4.100% due 03/01/18++. . . . . . . . . . . . . . . . . . . . . . . .             900,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,050,000
--------------------------------------------------------------------------------------------------------------

                    GEORGIA - 9.0%
                    Burke (County of), Georgia, Development Authority PCR,
                      (Georgia Power Co. Vogtle - 2nd Series),
    4,900,000         4.200% due 04/01/25+ . . . . . . . . . . . . . . . . . . . . . . . .           4,900,000
                    Columbia (County of), Georgia, Elderly Authority,
                      Residential Care Facilities Revenue, (Augusta Res. Ctr. on Aging),
                      (SunTrust Co. Bank LOC),
    4,000,000         4.150% due 01/01/21++(a) . . . . . . . . . . . . . . . . . . . . . .           4,000,000
                    Clayton (County of), Georgia, Multi-family Housing Revenue,
                      (Ten Oaks Apartments - Series F), (Barclays Bank PLC, SBPA),
                      (FSA Insured)
    3,945,000         4.050% due 01/01/21++. . . . . . . . . . . . . . . . . . . . . . . .           3,945,000

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS MUNICIPAL RESERVES                                                    Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    GEORGIA (CONTINUED)
                    Coweta (County of), Georgia, Development Authority IDR,
                      (Jack Eckerd Project), (Union Bank of Switzerland LOC),
$   1,200,000         4.250% due 03/01/09+ . . . . . . . . . . . . . . . . . . . . . . . .     $     1,200,000
                    Crisp County-Cordelle, Georgia, Development Authority IDR,
                      (Florida Seed Co. Inc. Project), AMT, (SouthTrust Bank
                      of Alabama LOC),
    1,100,000         4.450% due 12/01/10++(a) . . . . . . . . . . . . . . . . . . . . . .           1,100,000
                    De Kalb (County of), Georgia, Housing Authority,
                      Multi-family Housing Revenue, (Cedar Creek Apartments Project),
                      AMT, (General Electric Capital Corp. LOC),
    1,400,000         4.400% due 12/01/20++(a) . . . . . . . . . . . . . . . . . . . . . .           1,400,000
                    Smyrna, Georgia, Multi-family Housing Authority Revenue,
                      (Hills of Post Village Project), (FNMA Collateral Agreement),
    6,000,000         4.150% due 06/01/25++. . . . . . . . . . . . . . . . . . . . . . . .           6,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    22,545,000
--------------------------------------------------------------------------------------------------------------

                    ILLINOIS - 10.7%
                    Burbank, Illinois,  IDR, (Service Merchandise, Inc. Project),
                      (Canadian Imperial Bank of Commerce LOC),
      400,000         3.800% due 09/15/24++. . . . . . . . . . . . . . . . . . . . . . . .             400,000
                    Chicago, Illinois, O'Hare International Airport, (American Airlines, Inc.):
                      Series A, (Credit Suisse LOC),
    1,200,000         4.250% due 12/01/17+ . . . . . . . . . . . . . . . . . . . . . . . .           1,200,000
                      Series C, (Royal Bank of Canada LOC),
    3,100,000         4.250% due 12/01/17+ . . . . . . . . . . . . . . . . . . . . . . . .           3,100,000
                      Series D, (Royal Bank of Canada LOC),
      750,000         4.250% due 12/01/17+ . . . . . . . . . . . . . . . . . . . . . . . .             750,000
                    Kane (County of), Illinois Revenue Bond,
                      (Harris Trust & Savings Bank LOC)
                      (Glenwood School for Boys),
    4,500,000         4.150% due 02/01/28++. . . . . . . . . . . . . . . . . . . . . . . .           4,500,000
                    Illinois (State of), Development Financial Authority Revenue,
                      (Northern Trust Co. LOC), (Chicago Symphony),
    2,000,000         4.050% due 12/01/28++. . . . . . . . . . . . . . . . . . . . . . . .           2,000,000
                    Illinois (State of), Development Financial Authority, Industrial
                      Development Revenue (Quality Screw & Nut Co. Project),
                      AMT, (NBDBank, N.A. LOC),
    1,700,000         4.400% due 05/01/15++(a) . . . . . . . . . . . . . . . . . . . . . .           1,700,000
                      (Randolph Pickle Corp. Project), AMT,
                      (American National B&T N.A. LOC),
      900,000         4.400% due 06/01/12++. . . . . . . . . . . . . . . . . . . . . . . .             900,000

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


     Principal
     Amount         NATIONS MUNICIPAL RESERVES                                                    Value
--------------------------------------------------------------------------------------------------------------

                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    ILLINOIS (CONTINUED)
                      (Unique Building Corp. Project), AMT,
                      (American National B&T N.A. LOC),
$   1,800,000         4.400% due 05/01/09++. . . . . . . . . . . . . . . . . . . . . . . .          $1,800,000
                    Illinois (State of), Education Facilities Authority Revenue:
                      (Arts Club of Chicago), (Northern Trust LOC),
    5,200,000         4.150% due 01/01/26++. . . . . . . . . . . . . . . . . . . . . . . .           5,200,000
                      (Northwestern University), (NBD Bank N.A. SBPA),
    1,400,000         4.200% due 12/01/25++. . . . . . . . . . . . . . . . . . . . . . . .           1,400,000
                    Lombard, Illinois, Multifamily Housing,
                      (Clover Creek Apartment Project), (Continental Casualty Co.),
    2,000,000         4.000% due 10/01/13. . . . . . . . . . . . . . . . . . . . . . . . .           2,000,000
                    Lombard Village, Illinois, Industrial Project Revenue,
                      (B&H Partnership), (Comerica Bank LOC),
    1,500,000         4.450% due 10/01/13++. . . . . . . . . . . . . . . . . . . . . . . .           1,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    26,450,000
--------------------------------------------------------------------------------------------------------------

                    INDIANA - 2.8%
                    Auburn, Indiana, Economic Development Revenue,
                      (RJ Tower Corp. Project),
                      AMT, (Comerica Bank LOC),
    1,160,000         4.250% due 09/01/00++. . . . . . . . . . . . . . . . . . . . . . . .           1,160,000
                    Indiana (State of), Health Facilities Financing Authority Revenue,
                      (Cardinal Center), Series A, (Key Bank, N.A. LOC),
    2,175,000         4.010% due 12/01/16 ++(a). . . . . . . . . . . . . . . . . . . . . .           2,175,000
                    Indianapolis, Indiana, Economic Development, (Edgecomb
                      Metals Co.), (Banque Nationale Paris LOC),
    2,700,000         4.150% due 12/01/08++. . . . . . . . . . . . . . . . . . . . . . . .           2,700,000
                    Kendallville, Indiana, Revenue, (McCray Memorial Hospital Project),
                      (NBD Bank N.A. LOC),
      770,000         4.010% due 01/01/04++(a) . . . . . . . . . . . . . . . . . . . . . .             770,000
                    Rockport, Indiana, PCR, (AEP Generating Co. Project B),
                      (AMBAC Insured, BONY SBPA),
      265,000         4.250% due 07/01/25++. . . . . . . . . . . . . . . . . . . . . . . .             265,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,070,000
--------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------

                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    KENTUCKY - 1.5%
                    Jefferson (County of), Kentucky, IDR,
                      (Belknap Inc. Project), (National City Bank LOC),
$   1,160,000         3.750% due 12/01/14++(a) . . . . . . . . . . . . . . . . . . . . . .     $     1,160,000
                    Jefferson (County of), Kentucky, Industrial Building Revenue,
                      (Seven Counties Services, Inc. Project), (Banc One LOC),
    1,520,000         4.150% due 06/01/11++(a) . . . . . . . . . . . . . . . . . . . . . .           1,520,000
                    Jeffersontown, Kentucky, Industrial Building Revenue,
                      (Raque Food System, Inc. Project), AMT, (PNC Bank LOC),
    1,105,000         4.350% due 04/01/20++(a) . . . . . . . . . . . . . . . . . . . . . .           1,105,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,785,000
--------------------------------------------------------------------------------------------------------------

                    LOUISIANA - 5.1%
                    Ascension Parish, Louisiana, PCR,
                      (Borden Inc. Project), (Credit Suisse First Boston LOC),
    8,000,000         4.100% due 12/01/09++. . . . . . . . . . . . . . . . . . . . . . . .           8,000,000
                    Lake Charles, Louisiana, (Citgo Petroleum Corp.),
                      (Westdeutsche Landesbank LOC),
    2,300,000         4.150% due 08/01/07++. . . . . . . . . . . . . . . . . . . . . . . .           2,300,000
                    South Louisiana, Port Community Marine Terminal Facilities Revenue,
                      (Occidental Petroleum), (Credit Suisse LOC),
    2,300,000         4.050% due 07/01/21++. . . . . . . . . . . . . . . . . . . . . . . .           2,300,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    12,600,000
--------------------------------------------------------------------------------------------------------------

                    MARYLAND - 0.1%
                    Montgomery (County of), Maryland, IDR,
                      (Information Systems and Network Corp. Project), (PNC Bank LOC),
      170,000         3.850% due 04/01/14 ++(a). . . . . . . . . . . . . . . . . . . . . .             170,000
--------------------------------------------------------------------------------------------------------------

                    MICHIGAN - 2.9%
                    Michigan Municipal Bond Authority Revenue Notes, Series B,
    5,000,000         4.500% due 07/02/98 ++ . . . . . . . . . . . . . . . . . . . . . . .           5,005,308
                    University of Michigan, Medical Service Plan - Series A,
    2,200,000         4.250% due 12/01/27+ . . . . . . . . . . . . . . . . . . . . . . . .           2,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,205,308
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    MINNESOTA - 1.0%
                    Minneapolis, Minnesota, Revenue, (Catholic Charities Project),
                      (Norwest Bank Minnesota LOC),
$   2,530,000         4.100% due 11/01/16 ++(a). . . . . . . . . . . . . . . . . . . . . .     $     2,530,000
--------------------------------------------------------------------------------------------------------------

                    MISSOURI - 5.9%
                    Missouri, (State of), Health & Educational Facilities Authority Revenue:
                      (Washington University, Series B), (Morgan Guaranty Trust SBPA)
    1,900,000         4.100% due 09/01/10++. . . . . . . . . . . . . . . . . . . . . . . .           1,900,000
                      (St. Louis University), (FGIC Insured, Morgan Guaranty SBPA)
    2,400,000         4.350% due 12/01/05++. . . . . . . . . . . . . . . . . . . . . . . .           2,400,000
                      (Sisters of Mercy-Ref-B), (ABN AMRO & RABOBANK SBPA)
    6,900,000         4.100% due 06/01/14++. . . . . . . . . . . . . . . . . . . . . . . .           6,900,000
                    Missouri, (State of), Health & Educational Facilities Authority Revenue,
                      (School District Advance Funding Program),
    3,400,000         4.500% due 09/14/98. . . . . . . . . . . . . . . . . . . . . . . . .           3,407,280
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,607,280
--------------------------------------------------------------------------------------------------------------

                    MISSISSIPPI - 1.0%
                    Flowood, Mississippi, IDR,
                      (BSC Steel Inc. Project), AMT, (PNC Bank LOC),
    2,500,000         4.350% due 11/01/01++(a) . . . . . . . . . . . . . . . . . . . . . .           2,500,000
--------------------------------------------------------------------------------------------------------------
                    NEBRASKA - 0.9%
                    Douglas (County of), Nebraska, School District #017 Milliard, BAN,
    2,250,000         4.250% due 01/15/99. . . . . . . . . . . . . . . . . . . . . . . . .           2,256,195
--------------------------------------------------------------------------------------------------------------
                    NORTH CAROLINA - 2.1%
                    Cabarrus (County of), North Carolina, Industrial Facilities &
                      Pollution Control, (Philip Morris Co. Project),
    5,000,000         4.250% due 04/01/01++. . . . . . . . . . . . . . . . . . . . . . . .           5,000,000
--------------------------------------------------------------------------------------------------------------

                    NEW MEXICO - 2.4%
                    Dona Ana (County of), New Mexico, IDR,
                      (Foamex Products Inc Project), (Bank of Nova Scotia LOC),
    5,900,000         4.150% due 11/01/13++(a) . . . . . . . . . . . . . . . . . . . . . .           5,900,000
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    OHIO - 6.4%
                    Centerville, Ohio, Health Care Revenue,
                      (Bethany Lutheran Village Project), (PNC Bank of Ohio LOC),
$     960,000         4.150% due 11/01/13++(a) . . . . . . . . . . . . . . . . . . . . . .     $       960,000
                    Cuyahoga (County of), Ohio, IDR,
                      (Pleasant Lake Project), (Key Bank, N.A. LOC),
      915,000         4.230% due 05/01/11++(a) . . . . . . . . . . . . . . . . . . . . . .             915,000
                    Greene (County of), Ohio, IDR,
                      (AFC Stamping Project), AMT, (Key Bank, N.A. LOC),
    1,000,000         4.380% due 09/01/16++(a) . . . . . . . . . . . . . . . . . . . . . .           1,000,000
                    Lucas (County of), Ohio, IDR,
                      (Dynamic Dies Inc., Project), (National City Bank LOC),
    2,130,000         4.350% due 07/01/09++(a) . . . . . . . . . . . . . . . . . . . . . .           2,130,000
                    Ohio (State of), Housing Finance Agency, Multi-family Housing Revenue,
                      (Kenwood Congregate Retirement Community,)
                      (Morgan Guaranty Trust Co. LOC),
    2,279,000         3.600% due 12/01/15++. . . . . . . . . . . . . . . . . . . . . . . .           2,279,000
                    Ohio (State of), Air Quality Development Authority Revenue,
                      Daily-Conversion 12/8/95, Series B, (Morgan (J.P.) LOC),
    2,300,000         4.300% due 12/01/15++. . . . . . . . . . . . . . . . . . . . . . . .           2,300,000
                    Ottawa (County of), Ohio, BAN,
    4,000,000         4.125% due 08/06/98. . . . . . . . . . . . . . . . . . . . . . . . .           4,002,551
                    Summit (County of), Ohio, IDR, (Oliver Printing Project),
                      AMT, (Bank One Akron LOC),
    1,350,000         4.250% due 02/01/07++(a) . . . . . . . . . . . . . . . . . . . . . .           1,350,000
                    Toledo-Lucas (County of), Ohio, Port Authority Facilities
                      Improvement Revenue,
                      (Young Men's Christian Association), (Fifth Third Bank LOC),
    1,075,000         4.000% due 12/01/21++(a) . . . . . . . . . . . . . . . . . . . . . .           1,075,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,011,551
--------------------------------------------------------------------------------------------------------------

                    OREGON - 2.1%
                    Oregon (State of), Housing & Community Services Department
                      Mortgage Revenue, (Single Family Mortgage PG-Series J),
    4,595,000         3.850% due 12/03/98. . . . . . . . . . . . . . . . . . . . . . . . .           4,595,000
                    Port of Portland, Oregon, Special Obligation Revenue,
                      (Horizon Air Industries Inc. Project), (Bank of Montreal LOC),
      700,000         4.300% due 06/15/27+ . . . . . . . . . . . . . . . . . . . . . . . .             700,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,295,000
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    PENNSYLVANIA - 4.2%
                    Elk (County of), Pennsylvania, IDR, (Clarion Project), AMT,
                      (PNC Bank, N.A. LOC),
$   3,100,000         4.200% due 03/01/09++(a) . . . . . . . . . . . . . . . . . . . . . .     $     3,100,000
                    Philadelphia, Pennsylvania, School District, TRAN,
                      (Commerzbank A.G. LOC),
    4,000,000         4.500% due 06/30/98. . . . . . . . . . . . . . . . . . . . . . . . .           4,003,319
                    Pennsylvania (State of), Higher Education Facilities Authority Revenue,
                      (Carnegie Mellon University - C), (USB or Morgan SBPA),
    1,200,000         4.250% due 11/01/29++. . . . . . . . . . . . . . . . . . . . . . . .           1,200,000
                    Schuylkill (County of), Pennsylvania, Industrial Development Authority
                      Revenue, (PNC Bank, N.A. LOC):
                      (Bon-Ton Stores Project), AMT,
    1,240,000         4.200% due 02/01/12++(a) . . . . . . . . . . . . . . . . . . . . . .           1,240,000
                      (Grubacher & Son Project),
    1,000,000         4.350% due 02/01/12++(a) . . . . . . . . . . . . . . . . . . . . . .           1,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    10,543,319
--------------------------------------------------------------------------------------------------------------

                    SOUTH CAROLINA - 1.9%
                    Cherokee (County of), South Carolina, IDR,
                      (Holmberg Electric Corp. Project), (Wachovia Bank LOC),
    1,000,000         4.550% due 11/01/04++(a) . . . . . . . . . . . . . . . . . . . . . .           1,000,000
                    South Carolina (State of), Jobs, Economic Development Authority
                      Revenue:
                      (Chambers Oakridge Landfill), AMT,
                      (Morgan Guaranty Trust Co. LOC),
    1,300,000         4.350% due 12/01/01++(a) . . . . . . . . . . . . . . . . . . . . . .           1,300,000
                      (Spartanburg Young Men's Project),
                      (First Union National Bank LOC),
    1,800,000         4.150% due 06/01/18++(a) . . . . . . . . . . . . . . . . . . . . . .           1,800,000
                      York (County of), South Carolina, PCR, (Guaranty Agreement
                      with National Rural Utilities Cooperative Finance Corp.),
      700,000         4.100% due 09/15/14++. . . . . . . . . . . . . . . . . . . . . . . .             700,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,800,000
--------------------------------------------------------------------------------------------------------------

                    SOUTH DAKOTA - 0.3%
                    South Dakota (State of), Economic Development Finance Authority,
                      IDR, (Lomar Development Co. Project),
                      Series B, AMT, (U.S. Bank, N.A. LOC),
      830,000         4.400% due 08/01/08++(a) . . . . . . . . . . . . . . . . . . . . . .             830,000
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    TENNESSEE - 1.7%
                    Jefferson City, Tennessee, Industrial Development Board,
                      (BA Property Project), AMT, (American National B&T LOC),
$  1,265,000          4.300% due 11/01/24++(a) . . . . . . . . . . . . . . . . . . . . . .     $     1,265,000
                    Metropolitan Nashville, Tennessee, Airport Authority Special Facilities
                      Revenue, (American Airlines, Inc., Project-Series B), (Bayerische
                      Lankesbank LOC),
     300,000          4.250% due 10/01/12+ . . . . . . . . . . . . . . . . . . . . . . . .             300,000
                    Metropolitan Nashville and Davidson (County of), Tennessee,
                      (Vanderbilt University),
   1,005,000          3.950% due 05/01/98. . . . . . . . . . . . . . . . . . . . . . . . .           1,005,000
                    Springfield, Tennessee,Industrial Development Board,
                      All American Homes of Tennessee, AMT, (NBD Bank N.A. LOC),
   1,700,000          4.400% due 11/15/09++(a) . . . . . . . . . . . . . . . . . . . . . .           1,700,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,270,000
--------------------------------------------------------------------------------------------------------------

                    TEXAS - 9.5%
                    Angelina & Neches River Authority, Texas Industrial Development
                       Corp., (Solid Waste Revenue Project), (Credit Suisse LOC),
    2,500,000         4.250% due 05/01/14+ . . . . . . . . . . . . . . . . . . . . . . . .           2,500,000
                    Grapevine, Texas, Industrial Development Corp. Revenue,
                      (American Airlines, Series A1), (Morgan Guaranty Trust LOC),
      300,000         4.250% due 12/01/24+ . . . . . . . . . . . . . . . . . . . . . . . .             300,000
                    Harris (County of ), Texas, Health Facilities Development Corp.,
                      Hospital Revenue, (Methodist Hospital), (Morgan Guaranty SBPA),
    3,400,000         4.250% due 12/01/25+ . . . . . . . . . . . . . . . . . . . . . . . .           3,400,000
                    Houston, Texas, TRAN,
    5,000,000         4.500% due 06/30/98. . . . . . . . . . . . . . . . . . . . . . . . .           5,005,143
                    Lone Star, Texas, Airport Improvement Authority,
                      (Royal Bank of Canada LOC):
                      (American Airlines, Inc. DEM-A-1),
    2,200,000         4.250% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . .           2,200,000
                      (American Airlines, Inc. DEM-A-2),
      300,000         4.250% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . .             300,000
                      (American Airlines, Inc. DEM-B-2),
      300,000         4.250% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . .             300,000
                      (American Airlines, Inc. DEM-B-4),
    1,600,000         4.250% due 12/01/14+ . . . . . . . . . . . . . . . . . . . . . . . .           1,600,000
                    McAllen, Texas, Health Facilities Development Corp. Revenue,
                      (McAllen Associate No. 1), (PNC Bank LOC),
    4,300,000         4.200% due 12/01/24++. . . . . . . . . . . . . . . . . . . . . . . .           4,300,000


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------

                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    TEXAS (CONTINUED)
                    Nueces (County of), Texas, Health Facilities Development
                      Corp. Revenue, (Driscoll Foundation Children's Project)
                      (Bank One of Texas LOC),
$   1,200,000         4.100% due 07/01/15++. . . . . . . . . . . . . . . . . . . . . . . .     $     1,200,000
                      Trinity River, Texas, Industrial Development Authority, IDR,
                      (Toys 'R' Us Project), Series 1994, (Bankers Trust Co. LOC),
    1,000,000         4.525% due 11/01/14++(a) . . . . . . . . . . . . . . . . . . . . . .           1,000,000
                    West Side Calhoun (County of), Texas, Development
                      Authority Revenue, (Sohio Chemical Corp. Project),
    1,600,000         4.250% due 12/01/15+ . . . . . . . . . . . . . . . . . . . . . . . .           1,600,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    23,705,143
--------------------------------------------------------------------------------------------------------------

                    VIRGINIA - 3.0%
                    Albemarle (County of),Virginia, Industrial Development Authority, Health
                      Services Revenue, (University of Virginia Services Foundation),
                      (First Union National Bank (North Carolina) LOC),
    5,800,000         4.100% due 02/01/26++. . . . . . . . . . . . . . . . . . . . . . . .           5,800,000
                    Winchester, Virginia, Industrial Development Authority Revenue,
                      (Midwesco Filter), (Harris Trust & Savings Bank LOC),
    1,575,000         4.450% due 08/01/07++. . . . . . . . . . . . . . . . . . . . . . . .           1,575,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,375,000
--------------------------------------------------------------------------------------------------------------

                    WASHINGTON - 0.3%
                    Port Skagit (County of), Washington, Industrial Development Authority
                      Revenue, (Cascade Clear Water Co. Project), AMT,
                      (Key Bank of Washington LOC),
      800,000         4.380% due 12/01/20++(a) . . . . . . . . . . . . . . . . . . . . . .             800,000
--------------------------------------------------------------------------------------------------------------

                    WEST VIRGINIA - 0.6%
                    Ohio (County of), West Virginia, IDR, (Ohio Valley Clarksburg Drug
                      Co. Project), (PNC Bank LOC), AMT,
    1,600,000         3.800% due 12/01/01++(a) . . . . . . . . . . . . . . . . . . . . . .           1,600,000
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


    Principal
    Amount          NATIONS MUNICIPAL RESERVES                                                      Value
--------------------------------------------------------------------------------------------------------------
                    MUNICIPAL BONDS AND NOTES (CONTINUED)
                    WISCONSIN - 2.7%
                    Appleton, Wisconsin, Area School District, BAN,
$   2,760,000         4.050% due 11/10/1998. . . . . . . . . . . . . . . . . . . . . . . .     $     2,762,153
                    Milwaukee, Wisconsin, IDR,
                      (Mandel Co. Project), AMT, (First Bank LOC),
      940,000         3.900% due 04/01/07++. . . . . . . . . . . . . . . . . . . . . . . .             940,000
                    Waukesha, Wisconsin, School District, TRAN,
    3,000,000         4.100% due 08/21/98. . . . . . . . . . . . . . . . . . . . . . . . .           3,001,768
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,703,921
--------------------------------------------------------------------------------------------------------------

                    WYOMING - 0.4%
                    Sublette (County of), Wyoming, PCR, (Exxon Project Series-A),
                      (Guaranty Agreement with Exxon Corp.),
      900,000         4.300% due 07/01/17+(a). . . . . . . . . . . . . . . . . . . . . . .             900,000
--------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds and Notes  (Cost $249,556,771) . . . . . . . .         249,556,771
--------------------------------------------------------------------------------------------------------------
     Shares
--------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUNDS - 0.4%
       50,000       AIM Tax-Exempt Fund. . . . . . . . . . . . . . . . . . . . . . . . . .              50,000
    1,025,000       Federated Tax-Exempt Fund. . . . . . . . . . . . . . . . . . . . . . .           1,025,000
--------------------------------------------------------------------------------------------------------------
                      Total Money Market Funds (Cost $1,075,000) . . . . . . . . . . . . .           1,075,000
--------------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS (Cost $250,631,771*). . . . . . . . . . . . . 100.5%     $   250,631,771
--------------------------------------------------------------------------------------------------------------

                    OTHER ASSETS AND LIABILITIES (NET). . . . . . . . . . . . . . . (0.5)%
                    Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,085,902
                    Payable for investment securities purchased  . . . . . . . . . . . . .          (2,862,201)
                    Dividends payable. . . . . . . . . . . . . . . . . . . . . . . . . . .            (440,478)
                    Shareholder servicing and distribution fees payable  . . . . . . . . .             (39,993)
                    Investment advisory fee payable  . . . . . . . . . . . . . . . . . . .             (23,354)
                    Accrued Trustees' fees and expenses. . . . . . . . . . . . . . . . . .             (11,544)
                    Custodian fees payable . . . . . . . . . . . . . . . . . . . . . . . .              (2,839)
                    Administration fee payable . . . . . . . . . . . . . . . . . . . . . .              (2,403)
                    Accrued expenses and other payables. . . . . . . . . . . . . . . . . .             (74,645)
--------------------------------------------------------------------------------------------------------------
                    TOTAL OTHER ASSETS AND LIABILITIES (NET) . . . . . . . . . . . . . . .          (1,371,555)
--------------------------------------------------------------------------------------------------------------
                    NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . 100.0%     $   249,260,216
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)               NATIONS INSTITUTIONAL RESERVES

April 30, 1998


                    NATIONS MUNICIPAL RESERVES
--------------------------------------------------------------------------------------------------------------
                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    Capital Class Shares:
                    ($74,251,435 DIVIDED BY 74,251,778 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Liquidity Class Shares:
                    ($53,073,553 DIVIDED BY 53,073,798 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Adviser Class Shares:
                    ($29,935,644 DIVIDED BY 29,935,782 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                    Market Class Shares:
                    ($91,999,584 DIVIDED BY 92,000,010 shares outstanding) . . . . . . . .            $   1.00
--------------------------------------------------------------------------------------------------------------

      *   Aggregate cost for Federal tax purposes.
      +   Variable rate demand notes payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
     ++   Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
     (a)  Securities are not registered under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

          Nations Municipal Reserves had the following industry concentrations greater than 10% at April 30,
          1998 (as a percentage of net assets) (unaudited):

                    Hospital Revenue                                                      14.6%
                    Housing Revenue                                                       13.7
                    Education Revenue                                                     13.5
                    Transportation Revenue                                                10.2
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

April 30, 1998


                    NATIONS MUNICIPAL RESERVES
--------------------------------------------------------------------------------------------------------------
ABBREVIATIONS:
AMT   -- Alternative Minimum Tax
BAN   -- Bond Anticipation Notes
FGIC  -- Financial Guaranty Insurance Company
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance Inc.
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue
SBPA  -- Standby Bond Purchase Agreement
TRAN  -- Tax and Revenue Anticipation Notes
--------------------------------------------------------------------------------------------------------------
                      AT APRIL 30, 1998, NET ASSETS CONSIST OF:
                      Accumulated net realized loss on investment sold . . . . . . . . . .     $        (1,152)
                      Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . .         249,261,368
--------------------------------------------------------------------------------------------------------------

                      NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   249,260,216
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                           NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1998


                                                       NATIONS        NATIONS        NATIONS        NATIONS
                                                        CASH          TREASURY      GOVERNMENT      MUNICIPAL
                                                       RESERVES       RESERVES       RESERVES       RESERVES
--------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest. . . . . . . . . . . . . . . . . . . .  $ 205,144,487  $  51,320,613  $  25,988,737  $   9,031,812
   Dividends . . . . . . . . . . . . . . . . . . .     10,550,254      2,100,213        597,501        158,305
--------------------------------------------------------------------------------------------------------------
     Total Investment Income . . . . . . . . . . .    215,694,741     53,420,826     26,586,238      9,190,117
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fee . . . . . . . . . . . .     11,266,127      2,856,961      1,417,467        736,184
   Administration fee. . . . . . . . . . . . . . .      3,755,376        952,320        472,489        245,395
   Transfer agent fees . . . . . . . . . . . . . .         55,364        100,761         45,073         40,984
   Custodian fees  . . . . . . . . . . . . . . . .        212,133        100,818         42,372         23,898
   Trustees' fees and expenses . . . . . . . . . .         93,862         17,556         12,162          6,943
   Registration and filing fees. . . . . . . . . .        632,250        101,695         99,193         69,118
   Legal and audit fees. . . . . . . . . . . . . .         67,350         28,752         11,366         12,284
   Interest expense  . . . . . . . . . . . . . . .         11,433             --             --         48,371
   Other . . . . . . . . . . . . . . . . . . . . .        249,558         98,290         18,484          2,102
--------------------------------------------------------------------------------------------------------------
     Subtotal. . . . . . . . . . . . . . . . . . .     16,343,453      4,257,153      2,118,606      1,185,279
   Shareholder servicing and distribution fees:
     Capital Class Shares. . . . . . . . . . . . .             --             --             --             --
     Liquidity Class Shares. . . . . . . . . . . .      4,672,775      2,272,260        288,377        455,083
     Adviser Class Shares. . . . . . . . . . . . .      1,293,612        606,210        117,013         73,041
     Market Class Shares . . . . . . . . . . . . .      2,185,988        913,585      1,013,039        432,392
   Fees waived and/or reimbursed  by investment
     adviser, administrator and/or distributor . .    (13,155,209)    (4,475,950)    (1,636,234)    (1,116,986)
--------------------------------------------------------------------------------------------------------------
     Net Expenses. . . . . . . . . . . . . . . . .     11,340,619      3,573,258      1,900,801      1,028,809
--------------------------------------------------------------------------------------------------------------
       Net Investment Income . . . . . . . . . . .    204,354,122     49,847,568     24,685,437      8,161,308
--------------------------------------------------------------------------------------------------------------
     Net Realized Gain on Investments. . . . . . .         30,016             --             --             --
--------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting From Operations . . . . . . . . .  $ 204,384,138  $  49,847,568  $  24,685,437  $   8,161,308
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CASH FLOWS                                                         NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1998

     NATIONS TREASURY RESERVES
--------------------------------------------------------------------------------------------------------------
Cash flows from operating and investing activities:
   Investment income received . . . . . . . . . . . . . . . . . . . . . . . $    48,931,684
   Dividend income received . . . . . . . . . . . . . . . . . . . . . . . .       2,007,705
   Payment of operating expenses. . . . . . . . . . . . . . . . . . . . . .      (3,291,080)
   Net proceeds from reverse repurchase agreements outstanding. . . . . . .      57,775,000
   Net purchases of short-term investments. . . . . . . . . . . . . . . . .    (704,245,311)
--------------------------------------------------------------------------------------------------------------
Cash used by operating and investing activities . . . . . . . . . . . . . .                     $(598,822,002)
Cash flows from financing activities:
   Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . .   8,168,860,089
   Payments on shares redeemed. . . . . . . . . . . . . . . . . . . . . . .  (7,544,434,253)
   Distributions paid*. . . . . . . . . . . . . . . . . . . . . . . . . . .     (25,451,566)
--------------------------------------------------------------------------------------------------------------
Cash provided by financing activities . . . . . . . . . . . . . . . . . . .                       598,974,270
--------------------------------------------------------------------------------------------------------------
Increase in cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           152,268
Cash at beginning of year . . . . . . . . . . . . . . . . . . . . . . . . .                          (152,042)
--------------------------------------------------------------------------------------------------------------
Cash at end of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $         226
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH
   USED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations. . . . . . . . . . . .                     $  49,847,568
   Increase in investments. . . . . . . . . . . . . . . . . . . . . . . . . $  (705,532,187)
   Increase in payable for reverse repurchase agreement transactions. . . .      57,775,000
   Increase in interest and dividends receivable. . . . . . . . . . . . . .      (1,194,561)
   Increase in other assets . . . . . . . . . . . . . . . . . . . . . . . .         (21,943)
   Increase in accrued expenses and other payables. . . . . . . . . . . . .         304,121
--------------------------------------------------------------------------------------------------------------
Cash used by operating and investing activities . . . . . . . . . . . . . .                     $(598,822,002)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

* Non-cash activities include reinvestment of dividends of $25,095,375.



                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS                                                           NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1998

                                                                   NATIONS        NATIONS        NATIONS          NATIONS
                                                                    CASH          TREASURY      GOVERNMENT       MUNICIPAL
                                                                  RESERVES        RESERVES       RESERVES         RESERVES
----------------------------------------------------------------------------------------------------------------------------
Net investment income. . . . . . . . . . . . . . . . . . . . $  204,354,122  $   49,847,568  $   24,685,437  $    8,161,308
Net realized gain on investments . . . . . . . . . . . . . .         30,016              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations . . . .    204,384,138      49,847,568      24,685,437       8,161,308
Distributions to shareholders from net investment income:
     Capital Class Shares. . . . . . . . . . . . . . . . . .   (122,110,028)    (13,736,096)     (9,042,264)     (2,352,169)
     Liquidity Class Shares. . . . . . . . . . . . . . . . .    (29,596,913)    (13,289,592)     (1,783,594)     (1,797,755)
     Adviser Class Shares. . . . . . . . . . . . . . . . . .    (27,433,020)    (12,529,447)     (2,426,626)       (948,244)
     Market Class Shares . . . . . . . . . . . . . . . . . .    (25,214,161)    (10,292,433)    (11,432,953)     (3,063,140)
Net increase in net assets from
   shares of beneficial interest transactions: . . . . . . .  2,796,683,681     649,521,211     192,840,017      49,286,549
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets . . . . . . . . . . . . . . . . .  2,796,713,697     649,521,211     192,840,017      49,286,549
Net assets:
Beginning of year. . . . . . . . . . . . . . . . . . . . . .  2,684,634,218     828,201,828     375,202,612     199,973,667
----------------------------------------------------------------------------------------------------------------------------
End of year. . . . . . . . . . . . . . . . . . . . . . . . . $5,481,347,915  $1,477,723,039  $  568,042,629  $  249,260,216
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS                                                           NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1998

                                                                   NATIONS        NATIONS        NATIONS          NATIONS
                                                                    CASH          TREASURY      GOVERNMENT       MUNICIPAL
                                                                  RESERVES        RESERVES       RESERVES         RESERVES
----------------------------------------------------------------------------------------------------------------------------
Net investment income. . . . . . . . . . . . . . . . . . . . $   89,780,629  $   30,733,570  $   13,798,693  $    6,106,991
Net realized gain on investments . . . . . . . . . . . . . .          1,459           6,649             853              --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations . . . .     89,782,088      30,740,219      13,799,546       6,106,991
Distributions to shareholders from net investment income:
     Capital Class Shares. . . . . . . . . . . . . . . . . .    (55,425,041)    (17,377,380)     (3,121,538)     (2,108,862)
     Liquidity Class Shares. . . . . . . . . . . . . . . . .     (9,676,471)     (1,979,702)       (319,759)     (1,059,818)
     Adviser Class Shares. . . . . . . . . . . . . . . . . .    (16,293,321)     (7,165,652)     (1,631,142)       (236,155)
     Market Class Shares . . . . . . . . . . . . . . . . . .     (8,385,796)     (4,210,836)     (8,726,254)     (2,702,156)
Net increase/(decrease) in net assets from
   shares of beneficial interest transactions):
     Capital Class Shares. . . . . . . . . . . . . . . . . .  1,076,589,010     164,627,665      67,255,105      11,218,610
     Liquidity Class Shares. . . . . . . . . . . . . . . . .    384,404,620      69,773,004       6,352,281      47,943,490
     Adviser Class Shares. . . . . . . . . . . . . . . . . .   (150,259,645)    (21,442,722)    (83,323,912)    (48,215,598)
     Market Class Shares . . . . . . . . . . . . . . . . . .    333,000,010     123,400,010     218,500,010      78,300,010
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets . . . . . . . . . . . . . . . . .  1,643,735,454     336,364,606     208,784,337      89,246,512
Net assets:
Beginning of year. . . . . . . . . . . . . . . . . . . . . .  1,040,898,764     491,837,222     166,418,275     110,727,155
----------------------------------------------------------------------------------------------------------------------------
End of year. . . . . . . . . . . . . . . . . . . . . . . . . $2,684,634,218  $  828,201,828  $  375,202,612  $  199,973,667
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------



                          SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                          NATIONS INSTITUTIONAL RESERVES

For a Share Outstanding of each class of Nations Cash Reserves throughout each period.

                                                        YEAR          PERIOD          YEAR          PERIOD         YEAR
                                                        ENDED          ENDED          ENDED          ENDED         ENDED
                                                       4/30/98        4/30/97        4/30/96        4/30/95       4/30/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
     Capital Class. . . . . . . . . . . . . . . . .  $      1.00    $     1.00      $   1.00      $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .         1.00          1.00          1.00          1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .         1.00          1.00          1.00          1.00             --
     Market Class*. . . . . . . . . . . . . . . . .         1.00          1.00            --            --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income
     Capital Class  . . . . . . . . . . . . . . . .       0.0554        0.0531        0.0570        0.0480         0.0283
     Liquidity Class  . . . . . . . . . . . . . . .       0.0539        0.0516        0.0555        0.0471         0.0273
     Adviser Class* . . . . . . . . . . . . . . . .       0.0529        0.0506        0.0545        0.0316             --
     Market Class*  . . . . . . . . . . . . . . . .       0.0519        0.0493            --            --             --
Dividends from net investment income
     Capital Class  . . . . . . . . . . . . . . . .      (0.0554)      (0.0531)      (0.0570)      (0.0480)       (0.0283)
     Liquidity Class  . . . . . . . . . . . . . . .      (0.0539)      (0.0516)      (0.0555)      (0.0471)       (0.0273)
     Adviser Class* . . . . . . . . . . . . . . . .      (0.0529)      (0.0506)      (0.0545)      (0.0316)            --
     Market Class*  . . . . . . . . . . . . . . . .      (0.0519)      (0.0493)           --            --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
     Capital Class. . . . . . . . . . . . . . . . .   $     1.00    $     1.00      $   1.00      $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .         1.00          1.00          1.00          1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .         1.00          1.00          1.00          1.00             --
     Market Class*  . . . . . . . . . . . . . . . .         1.00          1.00            --            --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return++
     Capital Class. . . . . . . . . . . . . . . . .         5.70%         5.44%         5.84%         4.91%          2.87%
     Liquidity Class. . . . . . . . . . . . . . . .         5.53%         5.28%         5.70%         4.81%          2.77%
     Adviser Class* . . . . . . . . . . . . . . . .         5.43%         5.19%         5.58%         3.20%            --
     Market Class*. . . . . . . . . . . . . . . . .         5.33%         5.04%           --            --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of period (000s)
     Capital Class. . . . . . . . . . . . . . . . .   $3,051,559    $1,684,233      $607,643      $134,064       $109,852
     Liquidity Class. . . . . . . . . . . . . . . .    1,107,869       419,851        35,477             2         69,786
     Adviser Class* . . . . . . . . . . . . . . . .      672,417       247,551       397,809        47,682             --
     Market Class*. . . . . . . . . . . . . . . . .      649,503       333,000            --            --             --
Ratio of operating expenses to average net assets
     Capital Class. . . . . . . . . . . . . . . . .         0.20%**       0.20%         0.20%         0.29%          0.45%
     Liquidity Class. . . . . . . . . . . . . . . .         0.35%**       0.35%         0.35%         0.38%          0.55%
     Adviser Class* . . . . . . . . . . . . . . . .         0.45%**       0.45%         0.45%         0.54%+           --
     Market Class*. . . . . . . . . . . . . . . . .         0.55%**       0.55%+          --            --             --
Ratio of net investment income to average net assets
     Capital Class. . . . . . . . . . . . . . . . .         5.54%         5.32%         5.53%         4.96%          2.83%
     Liquidity Class. . . . . . . . . . . . . . . .         5.39%         5.17%         5.38%         4.87%          2.74%
     Adviser Class* . . . . . . . . . . . . . . . .         5.29%         5.07%         5.28%         4.71%+           --
     Market Class*. . . . . . . . . . . . . . . . .         5.19%         4.97%+          --            --             --
Ratio of operating expenses to average net assets
  without waivers
     Capital Class. . . . . . . . . . . . . . . . .         0.44%         0.45%         0.51%         0.52%          0.56%
     Liquidity Class. . . . . . . . . . . . . . . .         1.29%         0.60%         0.66%         0.61%          0.65%
     Adviser Class* . . . . . . . . . . . . . . . .         0.69%         0.70%         0.76%         0.77%+           --
     Market Class*. . . . . . . . . . . . . . . . .         0.89%         0.80%+          --             --            --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


* The commencement dates of the Classes of Shares of the Portfolios are as follows:
     Nations Cash Reserves Adviser Class - September 22, 1994.
     Nations Cash Reserves Market Class - May 3, 1996.
** The effect of interest expense on the operating expense ratio was less than 0.01%.
+    Annualized.
++   Total return represents aggregate total return for the periods indicated.



                          SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                         NATIONS INSTITUTIONAL RESERVES

For a Share Outstanding of each class of Nations Treasury Reserves throughout each period

                                                        YEAR          PERIOD          YEAR          PERIOD          YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       4/30/98        4/30/97        4/30/96        4/30/95        4/30/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
     Capital Class. . . . . . . . . . . . . . . . .   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .       1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .       1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .       1.00           1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income
     Capital Class. . . . . . . . . . . . . . . . .     0.0541         0.0519         0.0556         0.0480         0.0298
     Liquidity Class. . . . . . . . . . . . . . . .     0.0526         0.0504         0.0541         0.0462         0.0263
     Adviser Class* . . . . . . . . . . . . . . . .     0.0516         0.0494         0.0531         0.0308             --
     Market Class*. . . . . . . . . . . . . . . . .     0.0505         0.0481             --             --             --
Dividends from net investment income
     Capital Class. . . . . . . . . . . . . . . . .    (0.0541)       (0.0519)       (0.0556)       (0.0480)       (0.0298)
     Liquidity Class. . . . . . . . . . . . . . . .    (0.0526)       (0.0504)       (0.0541)       (0.0462)       (0.0263)
     Adviser Class* . . . . . . . . . . . . . . . .    (0.0516)       (0.0494)       (0.0531)       (0.0308)            --
     Market Class*. . . . . . . . . . . . . . . . .    (0.0505)       (0.0481)            --             --             --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
     Capital Class. . . . . . . . . . . . . . . . .   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .       1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .       1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .       1.00             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return++
     Capital Class. . . . . . . . . . . . . . . . .       5.55%          5.30%          5.71%          4.91%          3.02%
     Liquidity Class. . . . . . . . . . . . . . . .       5.38%          5.15%          5.57%          4.71%          2.67%
     Adviser Class* . . . . . . . . . . . . . . . .       5.28%          5.06%          5.45%          3.11%            --
     Market Class*. . . . . . . . . . . . . . . . .       5.18%          4.92%            --             --             --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of period (000s)
     Capital Class. . . . . . . . . . . . . . . . .   $246,058       $468,975       $304,342       $251,694       $338,504
     Liquidity Class. . . . . . . . . . . . . . . .    743,410         81,575         11,804            674         14,227
     Adviser Class* . . . . . . . . . . . . . . . .    222,760        154,256        175,691         55,762             --
     Market Class*. . . . . . . . . . . . . . . . .    265,495        123,396             --             --             --
Ratio of operating expenses to average net assets
     Capital Class. . . . . . . . . . . . . . . . .       0.20%          0.20%          0.20%          0.20%          0.20%
     Liquidity Class. . . . . . . . . . . . . . . .       0.35%          0.35%          0.35%          0.49%          0.55%
     Adviser Class* . . . . . . . . . . . . . . . .       0.45%          0.45%          0.45%          0.45%+           --
     Market Class*. . . . . . . . . . . . . . . . .       0.55%          0.55%+           --             --             --
Ratio of net investment income to average net assets
     Capital Class. . . . . . . . . . . . . . . . .       5.41%          5.20%          5.50%          4.79%          2.99%
     Liquidity Class. . . . . . . . . . . . . . . .       5.26%          5.05%          5.35%          4.50%          2.67%
     Adviser Class* . . . . . . . . . . . . . . . .       5.16%          4.95%          5.25%          4.54%+           --
     Market Class*. . . . . . . . . . . . . . . . .       5.06%          4.85%+           --             --             --
Ratio of operating expenses to average net assets
  without waivers
     Capital Class. . . . . . . . . . . . . . . . .       0.45%          0.46%          0.51%          0.50%          0.52%
     Liquidity Class. . . . . . . . . . . . . . . .       1.35%          0.61%          0.66%          0.79%          0.87%
     Adviser Class* . . . . . . . . . . . . . . . .       0.70%          0.71%          0.76%          0.75%+           --
     Market Class*. . . . . . . . . . . . . . . . .       0.90%          0.81%+           --             --             --
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


* The commencement dates of the Classes of Shares of the Portfolios are as follows:
     Nations Treasury Reserves Adviser Class - September 22, 1994.
     Nations Treasury Reserves Market Class - May 3, 1996.
+    Annualized.
++   Total return represents aggregate total return for periods indicated.


                          SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                         NATIONS INSTITUTIONAL RESERVES

For a Share Outstanding of each class of Nations Government Reserves throughout each period.

                                                        YEAR          PERIOD          YEAR          PERIOD          YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       4/30/98        4/30/97        4/30/96        4/30/95        4/30/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
     Capital Class. . . . . . . . . . . . . . . . .    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .        1.00           1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income
     Capital Class. . . . . . . . . . . . . . . . .      0.0543         0.0520         0.0556         0.0463         0.0278
     Liquidity Class. . . . . . . . . . . . . . . .      0.0528         0.0505         0.0537         0.0453         0.0268
     Adviser Class* . . . . . . . . . . . . . . . .      0.0518         0.0495         0.0527         0.0299             --
     Market Class*. . . . . . . . . . . . . . . . .      0.0508         0.0482             --             --             --
Dividends from net investment income
     Capital Class. . . . . . . . . . . . . . . . .     (0.0543)       (0.0520)       (0.0556)       (0.0463)       (0.0278)
     Liquidity Class. . . . . . . . . . . . . . . .     (0.0528)       (0.0505)       (0.0537)       (0.0453)       (0.0268)
     Adviser Class* . . . . . . . . . . . . . . . .     (0.0518)       (0.0495)       (0.0527)       (0.0299)            --
     Market Class*. . . . . . . . . . . . . . . . .     (0.0508)       (0.0482)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
     Capital Class. . . . . . . . . . . . . . . . .    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .        1.00           1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return++
     Capital Class. . . . . . . . . . . . . . . . .        5.57%          5.33%          5.71%          4.72%          2.82%
     Liquidity Class  . . . . . . . . . . . . . . .        5.40%          5.19%          5.51%          4.59%          2.71%
     Adviser Class* . . . . . . . . . . . . . . . .        5.30%          5.07%          5.39%          3.04%            --
     Market Class*  . . . . . . . . . . . . . . . .        5.20%          4.93%            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of period (000s)
     Capital Class. . . . . . . . . . . . . . . . .    $190,607       $125,377        $58,121             $2        $10,819
     Liquidity Class. . . . . . . . . . . . . . . .      32,773          6,482            129              2        259,836
     Adviser Class* . . . . . . . . . . . . . . . .      70,164         24,845        108,168         99,246             --
     Market Class*. . . . . . . . . . . . . . . . .     274,499        218,499             --             --             --
Ratio of operating expenses to average net assets
     Capital Class. . . . . . . . . . . . . . . . .        0.20%          0.20%(a)       0.20%          0.32%          0.45%
     Liquidity Class. . . . . . . . . . . . . . . .        0.35%          0.35%(a)       0.35%          0.40%          0.55%
     Adviser Class* . . . . . . . . . . . . . . . .        0.45%          0.45%(a)       0.45%          0.57%+           --
     Market Class*. . . . . . . . . . . . . . . . .        0.55%          0.55%+(a)        --             --             --
Ratio of net investment income to average net assets
     Capital Class. . . . . . . . . . . . . . . . .        5.43%          5.22%          5.48%          4.35%          2.78%
     Liquidity Class. . . . . . . . . . . . . . . .        5.28%          5.07%          5.33%          4.27%          2.68%
     Adviser Class* . . . . . . . . . . . . . . . .        5.18%          4.97%          5.23%          4.10%+           --
     Market Class*. . . . . . . . . . . . . . . . .        5.08%          4.87%+           --             --             --
Ratio of operating expenses to average net assets
  without waivers
     Capital Class. . . . . . . . . . . . . . . . .        0.45%          0.49%(a)       0.53%          0.54%          0.51%
     Liquidity Class. . . . . . . . . . . . . . . .        1.30%          0.64%(a)       0.68%          0.62%          0.61%
     Adviser Class* . . . . . . . . . . . . . . . .        0.70%          0.74%(a)       0.78%          0.79%+           --
     Market Class*. . . . . . . . . . . . . . . . .        0.90%          0.84%+(a)        --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


* The commencement dates of the Classes of Shares of the Portfolios are as follows:
     Nations Government Reserves Adviser Class - September 22, 1994.
     Nations Government Reserves Market Class - May 3, 1996.
+    Annualized.
++   Total return represents aggregate total return for periods indicated.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers, was less than 0.01%.



                          SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS                                                                         NATIONS INSTITUTIONAL RESERVES

For a Share Outstanding of each class of Nations Municipal Reserves throughout each period.

                                                        YEAR          PERIOD          YEAR          PERIOD          YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       4/30/98        4/30/97        4/30/96        4/30/95        4/30/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period
     Capital Class. . . . . . . . . . . . . . . . .    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
     Liquidity Class. . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .        1.00           1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income
     Capital Class. . . . . . . . . . . . . . . . .      0.0353         0.0337         0.0362         0.0313         0.0198
     Liquidity Class. . . . . . . . . . . . . . . .      0.0341         0.0323         0.0347         0.0304         0.0188
     Adviser Class* . . . . . . . . . . . . . . . .      0.0332         0.0313         0.0337         0.0199             --
     Market Class*  . . . . . . . . . . . . . . . .      0.0318         0.0301             --             --             --
Dividends from net investment income
     Capital Class. . . . . . . . . . . . . . . . .     (0.0353)       (0.0337)       (0.0362)       (0.0313)       (0.0198)
     Liquidity Class. . . . . . . . . . . . . . . .     (0.0341)       (0.0323)       (0.0347)       (0.0304)       (0.0188)
     Adviser Class* . . . . . . . . . . . . . . . .     (0.0332)       (0.0313)       (0.0337)       (0.0199)            --
     Market Class*. . . . . . . . . . . . . . . . .     (0.0318)       (0.0301)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period
     Capital Class. . . . . . . . . . . . . . . . .    $   1.00       $   1.00       $   1.00       $   1.00          $1.00
     Liquidity Class. . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00           1.00
     Adviser Class* . . . . . . . . . . . . . . . .        1.00           1.00           1.00           1.00             --
     Market Class*. . . . . . . . . . . . . . . . .        1.00           1.00             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return++
     Capital Class. . . . . . . . . . . . . . . . .        3.61%          3.44%          3.70%          3.19%          2.00%
     Liquidity Class. . . . . . . . . . . . . . . .        3.43%          3.29%          3.52%          3.09%          1.90%
     Adviser Class* . . . . . . . . . . . . . . . .        3.34%          3.19%          3.43%          2.02%            --
     Market Class*. . . . . . . . . . . . . . . . .        3.24%          3.06%            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
     Net assets, end of year (000s)
     Capital Class. . . . . . . . . . . . . . . . .     $74,251        $59,701        $48,482        $32,353        $35,698
     Liquidity Class. . . . . . . . . . . . . . . .      53,074         54,677          6,734          2,591         13,805
     Adviser Class* . . . . . . . . . . . . . . . .      29,936          7,296         55,511         64,123             --
     Market Class*. . . . . . . . . . . . . . . . .      92,000         78,300             --             --             --
Ratio of operating expenses to average net assets
     Capital Class. . . . . . . . . . . . . . . . .        0.20%**        0.20%          0.20%          0.23%          0.45%
     Liquidity Class. . . . . . . . . . . . . . . .        0.35%**        0.35%          0.35%          0.33%          0.55%
     Adviser Class* . . . . . . . . . . . . . . . .        0.45%**        0.45%          0.45%         0.48%+            --
     Market Class*. . . . . . . . . . . . . . . . .        0.55%**        0.55%+           --             --             --
Ratio of net investment income to average net assets
     Capital Class. . . . . . . . . . . . . . . . .        3.53%          3.38%          3.61%          3.36%          1.98%
     Liquidity Class. . . . . . . . . . . . . . . .        3.38%          3.23%          3.46%          3.26%          1.86%
     Adviser Class* . . . . . . . . . . . . . . . .        3.28%          3.13%          3.36%          3.11%+           --
     Market Class*. . . . . . . . . . . . . . . . .        3.18%          3.03%+           --             --             --
Ratio of operating expenses to average net assets
  without waivers
     Capital Class. . . . . . . . . . . . . . . . .        0.48%          0.52%          0.58%          0.59%          0.58%
     Liquidity Class. . . . . . . . . . . . . . . .        1.33%          0.67%          0.73%          0.69%          0.67%
     Adviser Class* . . . . . . . . . . . . . . . .        0.73%          0.77%          0.83%          0.84%+           --
     Market Class*. . . . . . . . . . . . . . . . .        0.93%          0.87%+           --             --             --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


* The commencement dates of the Classes of Shares of the Portfolios are as follows:
     Nations Municipal Reserves Adviser Class - September 22, 1994.
     Nations Municipal Reserves Market Class - May 3, 1996.
**   The effect of interest expense on the operating expense ratio was 0.02%.
+    Annualized.
++   Total return represents aggregate total return for periods indicated.



                          SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS INSTITUTIONAL RESERVES (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At April 30, 1998, the Trust offered four portfolios:
Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (individually, a "Portfolio", and collectively, the "Portfolios"). The Portfolios currently offer four classes of shares:
Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Each class of shares of a Portfolio has identical voting rights (except shareholders of a class have exclusive voting rights on matters that relate solely to that class), dividend, liquidation and other rights, except each class bears different shareholder servicing and distribution plan fees.

1.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     SECURITIES VALUATION -- Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment adviser under the supervision of the Board of Trustees.

     REPURCHASE AGREEMENTS -- Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. The Portfolio's investment adviser and sub-adviser, acting under the supervision of the Board of Trustees, monitor the value of the collateral received, as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements, to evaluate potential risks.

     REVERSE REPURCHASE AGREEMENTS -- Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment adviser and sub-adviser have determined are credit worthy. Under the terms of a typical reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES



     Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

     At April 30, 1998, the Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

     Maturity Amount. . . . . . . . . . . . . . . . . .      $  156,741,000
     Maturity Date. . . . . . . . . . . . . . . . . . .            07/01/98
     Market Value of Assets Sold Under Agreements . . .      $  155,217,099

     The average daily balance of reverse repurchase agreements outstanding by Nations Treasury Reserves during the year ended April 30, 1998 was $120,153,488. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the year ended April 30, 1998.

     The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended April 30, 1998, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $182,733 and have been included in interest income in the Statement of Operations.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- It is the policy of each Portfolio to declare dividends daily from net investment income and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAX -- Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

     EXPENSES -- General expenses of the Trust are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a portfolio or class of shares are charged to such portfolio's or class's operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

     CASH FLOW INFORMATION -- Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Net Assets and represents cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


     capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of its Portfolios, entered into an investment advisory agreement with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Portfolios and is entitled to receive a fee which is calculated daily and paid monthly equal to 0.30%, on an annualized basis, of the average daily net assets of each Portfolio.

The Trust has, on behalf of its Portfolios, entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust. For the year ended April 30, 1998, Stephens earned $542,594, net of waivers, from the Portfolios for its administration services.

The investment adviser, sub-adviser and administrator may, from time to time, reduce their fees payable by each Portfolio. For the year ended April 30, 1998, the fees waived were as follows:

                                        FEES WAIVED BY      FEES WAIVED BY
                                      INVESTMENT ADVISER    ADMINISTRATOR
Nations Cash Reserves. . . . . . .        $5,510,631          $3,310,637
Nations Treasury Reserves. . . . .         1,539,732             839,649
Nations Government Reserves. . . .           757,134             416,493
Nations Municipal Reserves . . . .           429,881             216,243

NationsBank of Texas, N.A. ("NationsBank of Texas"), served as the custodian for the Trust's assets for the year ended April 30, 1998, and earned $26,231 for providing such services. The Bank of New York ("BONY") has entered into an agreement with each of the Portfolios and NationsBank of Texas, whereby BONY serves as the sub-custodian for the Portfolios.

First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas served as the sub-transfer agent for the Capital Class Shares of the Portfolios for the year ended April 30, 1998, and earned approximately $ 21,072 for providing such services. Stephens also served as distributor of the Portfolios' shares.

The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan par-

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


ticipant's deferral account is tied to the rate of return of the eligible mutual funds selected by the ticipants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expenses for the deferred compensation and retirement plans is included in the "Trustees' fees and expenses" line of the Statements of Operations.

Certain other affiliated Nations Funds, advised by NBAI have made daily investments of cash balances in Nations Cash Reserves, a portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. At April 30, 1998, approximately .3% of the net assets of the Nations Cash Reserves was held by other affiliated Nations Funds.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class Shares, Adviser Class Shares and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Payments under the Servicing Plans are accrued daily and paid monthly at rates that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, of the Portfolios. Fees paid pursuant to the Servicing Plans are charged as expenses of Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, as accrued.

For the year ended April 30, 1998, the effective annualized rates paid by the Portfolios, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                        LIQUIDITY       ADVISER                       MARKET
                                          CLASS          CLASS        MARKET          CLASS
                                          SHARES         SHARES       CLASS           SHARES
                                        SERVICING      SERVICING      SHARES         SERVICING
     PORTFOLIO                             PLAN           PLAN         PLAN            PLAN
     ---------------------------        ---------      ---------      ------         ---------
     Nations Cash Reserves                 0.15%          0.25%        0.10%           0.25%
     Nations Treasury Reserves             0.15%          0.25%        0.10%           0.25%
     Nations Government Reserves           0.15%          0.25%        0.10%           0.25%
     Nations Municipal Reserves            0.15%          0.25%        0.10%           0.25%

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


A substantial portion of the fees paid pursuant to the plans described above are paid to NationsBank and its affiliates.

4.   SHARES OF BENEFICIAL INTEREST.

At April 30, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any shares authorized, but not issued, into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions. Changes in capital stock for each Portfolio were as follows:

                                                                   YEAR ENDED               PERIOD ENDED
                                                                 APRIL 30, 1998            APRIL 30, 1997*
                                                                ----------------          ---------------
NATIONS CASH RESERVES:
     Capital Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $ 27,029,345,684          $ 8,400,298,782
        Issued as reinvestment of dividends. . . . . . . . .          64,512,260               25,009,333
        Redeemed . . . . . . . . . . . . . . . . . . . . . .     (25,726,548,498)          (7,348,719,105)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $  1,367,309,446          $ 1,076,589,010
                                                                ----------------          ---------------

     Liquidity Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  8,183,907,272          $ 4,463,041,753
        Issued as reinvestment of dividends. . . . . . . . .          18,290,722                5,877,940
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (7,514,186,096)          (4,084,515,073)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $    688,011,898             $384,404,620
                                                                ----------------          ---------------

     Adviser Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  3,993,186,298          $ 1,638,783,813
        Issued as reinvestment of dividends. . . . . . . . .          20,313,854                3,465,664
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (3,588,637,815)          (1,792,509,122)
                                                                ----------------          ---------------
        Net increase/(decrease). . . . . . . . . . . . . . .    $    424,862,337          $  (150,259,645)
                                                                ----------------          ---------------

     Market Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  1,504,300,000          $   794,300,010
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (1,187,800,000)            (461,300,000)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .        $316,500,000          $   333,000,010
                                                                ----------------          ---------------
          Total Increase . . . . . . . . . . . . . . . . . .    $  2,796,683,681          $ 1,643,733,995
                                                                ----------------          ---------------
                                                                ----------------          ---------------

-------------------
* Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


                                                                   YEAR ENDED               PERIOD ENDED
                                                                 APRIL 30, 1998            APRIL 30, 1997*
                                                                ----------------          ---------------
NATIONS TREASURY RESERVES:
     Capital Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  1,816,628,341          $ 1,673,872,701
        Issued as reinvestment of dividends. . . . . . . . .           4,524,850                  793,663
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (2,044,081,851)          (1,510,038,699)
                                                                ----------------          ---------------
        Net increase/(decrease). . . . . . . . . . . . . . .    $   (222,928,660)         $   164,627,665
                                                                ----------------          ---------------

     Liquidity Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  2,905,975,704          $   553,984,269
        Issued as reinvestment of dividends. . . . . . . . .          10,848,841                1,522,298
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (2,254,978,145)            (485,733,563)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $    661,846,400          $    69,773,004
                                                                ----------------          ---------------

     Adviser Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  2,542,456,044          $   735,220,753
        Issued as reinvestment of dividends. . . . . . . . .           9,721,684                1,848,791
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (2,483,674,257)            (758,512,266)
                                                                ----------------          ---------------
        Net (decrease) . . . . . . . . . . . . . . . . . . .    $     68,503,471          $   (21,442,722)
                                                                ----------------          ---------------

     Market Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    903,800,000          $   333,950,010
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (761,700,000)            (210,550,000)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $    142,100,000          $   123,400,010
                                                                ----------------          ---------------
          Total Increase . . . . . . . . . . . . . . . . . .    $    649,521,211          $   336,357,957
                                                                ----------------          ---------------
                                                                ----------------          ---------------


-------------------
* Nations Treasury Reserves Market Class Shares commenced operations on
  May 3, 1996.


                                                                   YEAR ENDED               PERIOD ENDED
                                                                 APRIL 30, 1998            APRIL 30, 1997*
                                                                ----------------          ---------------
NATIONS GOVERNMENT RESERVES:
     Capital Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $  1,207,037,500          $   396,992,148
        Issued as reinvestment of dividends. . . . . . . . .           6,640,442                  488,093
        Redeemed . . . . . . . . . . . . . . . . . . . . . .      (1,148,448,015)            (330,225,136)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $     65,229,927          $    67,255,105
                                                                ----------------          ---------------

     Liquidity Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    655,655,017          $    28,431,378
        Issued as reinvestment of dividends. . . . . . . . .           1,718,384                  311,527
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (631,081,883)             (22,390,624)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $     26,291,518          $     6,352,281
                                                                ----------------          ---------------

     Adviser Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    392,890,359          $   646,626,695
        Issued as reinvestment of dividends. . . . . . . . .           1,933,816                1,239,113
                                                                ----------------          ---------------
                                                                ----------------          ---------------
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (349,505,603)            (731,189,720)
                                                                ----------------          ---------------
        Net increase/(decrease). . . . . . . . . . . . . . .    $     45,318,572          $   (83,323,912)
                                                                ----------------          ---------------

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


                                                                   YEAR ENDED               PERIOD ENDED
                                                                 APRIL 30, 1998            APRIL 30, 1997*
                                                                ----------------          ---------------
NATIONS GOVERNMENT RESERVES (CONTINUED):
     Market Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    799,149,999          $   691,300,010
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (743,149,999)            (472,800,000)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $     56,000,000          $   218,500,010
                                                                ----------------          ---------------
          Total Increase . . . . . . . . . . . . . . . . . .    $    192,840,017          $   208,783,484
                                                                ----------------          ---------------
                                                                ----------------          ---------------

-------------------
* Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.


                                                                   YEAR ENDED               PERIOD ENDED
                                                                 APRIL 30, 1998            APRIL 30, 1997*
                                                                ----------------          ---------------
NATIONS MUNICIPAL RESERVES:
     Capital Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    344,665,444          $   188,376,816
        Issued as reinvestment of dividends. . . . . . . . .             195,129                       --
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (330,310,094)            (177,158,206)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $     14,550,479          $    11,218,610
                                                                ----------------          ---------------

     Liquidity Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    702,167,166          $   456,759,834
        Issued as reinvestment of dividends. . . . . . . . .           1,605,858                  980,434
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (705,376,288)            (409,796,778)
                                                                ----------------          ---------------
        Net increase/(decrease). . . . . . . . . . . . . . .    $     (1,603,264)         $    47,943,490
                                                                ----------------          ---------------

     Adviser Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    275,458,637          $    60,607,746
        Issued as reinvestment of dividends. . . . . . . . .             874,781                  196,137
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (253,694,084)            (109,019,481)
                                                                ----------------          ---------------
        Net increase/(decrease). . . . . . . . . . . . . . .    $     22,639,334          $   (48,215,598)
                                                                ----------------          ---------------

     Market Class Shares:
        Sold . . . . . . . . . . . . . . . . . . . . . . . .    $    326,000,000          $   339,700,010
        Redeemed . . . . . . . . . . . . . . . . . . . . . .        (312,300,000)            (261,400,000)
                                                                ----------------          ---------------
        Net increase . . . . . . . . . . . . . . . . . . . .    $     13,700,000          $    78,300,010
                                                                ----------------          ---------------
          Total Increase . . . . . . . . . . . . . . . . . .    $     49,286,549          $    89,246,512
                                                                ----------------          ---------------
                                                                ----------------          ---------------

-------------------
* Nations Municipal Reserves Market Class Shares Commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES

5.   RESTRICTED SECURITIES

The following securities of Nations Cash Reserves are illiquid and restricted as to the resale and, accordingly, are valued at fair market value in good faith by or under the direction of the Trust's Board of Trustees taking into consideration such factors as the Board deems appropriate.

The following table summarizes illiquid restricted securities outstanding at April 30, 1998.

                                       ACQUISITION        PAR            VALUE            FAIR       PERCENTAGE         COST AT
            SECURITY                      DATE           VALUE          PER UNIT          VALUE     OF NET ASSETS       4/30/98
---------------------------------------------------------------------------------------------------------------------------------
     Commonwealth Life
         Insurance Co.
         5.620% 05/01/98+              02/05/98       $75,000,000       $  1.00     $  75,000,000        1.4%       $  75,000,000
     Jackson National Life
         Insurance Co.
         5.780% 10/27/98#              01/02/98        50,000,000          1.00        50,000,000        0.9           50,000,000
     Jackson National Life
         Insurance Co.
         5.790% 07/01/98+              12/14/97        50,000,000          1.00        50,000,000        0.9           50,000,000
     Peoples Security Life
         Insurance Co.
         5.760% 10/27/98#              05/09/97       25,000,000           1.00       25,000,000         0.5           25,000,000
     Travelers Insurance
         Funding Agreement
         5.676% 07/14/98+              07/31/97        50,000,000          1.00        50,000,000        0.9           50,000,000
     Travelers Insurance
         Funding Agreement
         5.672% 05/01/98+              10/14/97        50,000,000          1.00        50,000,000        0.9           50,000,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     $300,000,000        5.5%        $300,000,000
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

     # Put Date
     + Reset Date

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Portfolio will invest in more than 10% of the value of its assets in securities that are illiquid.

The following security of Nations Cash Reserves is restricted as to resale, however, this security is considered liquid due to the put feature which allows the Portfolio to put the security back to the issuer within seven calendar days notice.

                                       ACQUISITION        PAR            VALUE            FAIR       PERCENTAGE         COST AT
            SECURITY                      DATE           VALUE          PER UNIT          VALUE     OF NET ASSETS       4/30/98
---------------------------------------------------------------------------------------------------------------------------------
     New York Life
         Insurance Co.
         5.671% 05/07/98#              11/17/97     $ 100,000,000        $ 1.00     $ 100,000,000       1.8%        $ 100,000,000
---------------------------------------------------------------------------------------------------------------------------------

     # Put Date

NOTES TO FINANCIAL STATEMENTS                     NATIONS INSTITUTIONAL RESERVES


6.   LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated March 12, 1998 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Portfolio maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

At April 30, 1998 there were no loans outstanding under the Agreement. Borrowings for the year ended April 30, 1998, by the Portfolios under the Agreement are disclosed below:

                                    AVERAGE                                     AVERAGE
                                    AMOUNT                  AVERAGE               DEBT
           FUND                   OUTSTANDING               SHARES             PER SHARE
--------------------------        -----------          -------------           ---------
Nations Cash Reserves             $  177,863           3,683,843,460           $ 0.00(a)
Nations Municipal Reserves           488,384             241,766,205             0.00(a)

-------------------
(a) Amount represents less than $0.01 per share.

7.   CAPITAL LOSS CARRYFORWARD.

At April 30, 1998, the Portfolios had available for Federal income tax purposes the following unused capital losses expiring April 30 of the following years:

                                    2002           2003        2004     2005
                                   ------         ------      -----   -------
Nations Treasury Reserves          $9,255         $3,324         --   $15,261
Nations Government Reserves            --             --      $ 434        --
Nations Municipal Reserves             --          1,080         --        --

8.   SUBSEQUENT EVENTS.

NationsBank of Texas merged into NationsBank on May 6, 1998. NationsBank began serving as custodian of the Trust's assets and sub-transfer agent for the Capital Class Shares of the Portfolios on that date and is providing the same services as were previously provided by NationsBank of Texas.

The Trust is party to an Agreement and Plan of Reorganization with The Emerald Funds (which are advised by Barnett Capital Advisors, Inc., an indirect wholly-owned subsidiary of NationsBank Corporation) pursuant to which the assets and liabilities (net) of the Emerald Treasury Advantage Fund of $144,374,637 was acquired in a tax-free reorganization in exchange of shares by Nations Treasury Reserves on May 15, 1998.

9.   PRINCIPAL SHAREHOLDERS

At April 30, 1998, the shareholders holding more than 10% of shares of outstanding are as follows:

           FUND                    NUMBER OF SHAREHOLDERS       % OF TOTAL SHARES OUTSTANDING
---------------------------        ----------------------       -----------------------------
Nations Treasury Reserves                   1                                 32%
Nations Government Reserves                 1                                 16

REPORT OF INDEPENDENT ACCOUNTANTS                 NATIONS INSTITUTIONAL RESERVES


To the Shareholders and Trustees of Nations Institutional Reserves:

In our opinion, the accompanying statements of net assets and the related statements of operations, of cash flows for Nations Treasury Reserves, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (each a series of Nations Institutional Reserves, hereafter referred to as the "Trust") at April 30, 1998, and the results of each of their operations, the cash flows for Nations Treasury Reserves, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
June 23, 1998

TAX INFORMATION (UNAUDITED)                       NATIONS INSTITUTIONAL RESERVES


For the year ended April 30, 1998, all of the distributions made from investment income of Nations Municipal Reserves are tax-exempt for regular Federal income tax purposes. A portion of this income may be subject to the alternative minimum tax.

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